UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 30, 2006 – January 31, 2007

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2007. The schedules have not been audited.

AXA Enterprise

Multimanager Funds Trust

Quarterly Report

January 31, 2007

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	1,308	$53,779
AXA Enterprise Deep Value Fund‡	16,814	198,744
AXA Enterprise Equity Fund*‡	2,796	18,983
AXA Enterprise Equity Income Fund‡	13,405	366,493
AXA Enterprise Government Securities Fund‡	120,263	1,480,440
AXA Enterprise Growth Fund*‡	3,671	72,651
AXA Enterprise High Yield Bond Fund‡	54,570	532,058
AXA Enterprise International Growth Fund*‡	9,856	199,886
AXA Enterprise Money Market Fund‡	5,283	5,283
AXA Enterprise Multimanager Core Bond Fund‡	137,460	1,345,738
AXA Enterprise Multimanager International Equity Fund‡	13,831	209,397
AXA Enterprise Multimanager Mid Cap Value Fund‡	988	12,319
AXA Enterprise Multimanager Value Fund‡	49,423	673,634
AXA Enterprise Short Duration Bond Fund‡	320,444	3,143,553

Total Investment Companies (99.8%) (Cost $8,166,875)		8,312,958

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $10,087)	$10,087	$10,087

Total Investments (99.9%) (Cost/Amortized Cost $8,176,962)		8,323,045
Other Assets Less Liabilities (0.1%)		9,676

Net Assets (100%)		$8,332,721

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value January 31, 2007	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$46,134	$6,228	$3,033	$53,779	$—	$3
AXA Enterprise Deep Value Fund	174,394	33,228	12,304	198,744	2,650	5,501
AXA Enterprise Equity Fund	15,379	6,228	3,095	18,983	—	(59)
AXA Enterprise Equity Income Fund	317,408	91,414	28,760	366,493	5,887	28,029
AXA Enterprise Government Securities Fund	1,381,742	198,593	92,539	1,480,440	17,335	(1,483)
AXA Enterprise Growth Fund	64,320	12,457	6,067	72,651	—	3
AXA Enterprise High Yield Bond Fund	477,961	83,873	37,938	532,058	9,345	2
AXA Enterprise International Growth Fund	177,093	28,027	14,069	199,886	—	(411)
AXA Enterprise Money Market Fund	5,243	40	—	5,283	62	—
AXA Enterprise Multimanager Core Bond Fund	1,225,938	241,614	111,663	1,345,738	14,281	(879)
AXA Enterprise Multimanager International Equity Fund	183,488	51,439	14,465	209,397	964	21,641
AXA Enterprise Multimanager Mid Cap Value Fund	11,629	1,189	—	12,319	—	1,189
AXA Enterprise Multimanager Value Fund	593,455	120,001	44,636	673,634	5,429	23,636
AXA Enterprise Short Duration Bond Fund	2,872,726	521,872	245,151	3,143,553	32,188	(820)

	$7,546,910	$1,396,203	$613,720	$8,312,958	$88,141	$76,352

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$1,396,203
Net Proceeds of Sales and Redemptions:
Investment Companies	$607,035
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,593
Aggregate gross unrealized depreciation	(1,525)

Net unrealized appreciation	$91,068

Federal income tax cost of investments	$8,231,977

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	21,199	$871,688
AXA Enterprise Deep Value Fund‡	98,901	1,169,008
AXA Enterprise Equity Fund*‡	66,466	451,302
AXA Enterprise Equity Income Fund‡	61,091	1,670,214
AXA Enterprise Government Securities Fund‡	233,294	2,871,849
AXA Enterprise Growth Fund*‡	41,410	819,513
AXA Enterprise High Yield Bond Fund‡	127,582	1,243,922
AXA Enterprise International Growth Fund*‡	110,311	2,237,105
AXA Enterprise Money Market Fund‡	5,283	5,283
AXA Enterprise Multimanager Core Bond Fund‡	358,708	3,511,756
AXA Enterprise Multimanager International Equity Fund‡	161,976	2,452,310
AXA Enterprise Multimanager Mid Cap Growth Fund‡	1,344	14,868
AXA Enterprise Multimanager Mid Cap Value Fund‡	1,482	18,481
AXA Enterprise Multimanager Value Fund‡	316,111	4,308,588
AXA Enterprise Short Duration Bond Fund‡	622,953	6,111,166
AXA Enterprise Small Company Growth Fund‡	19,269	663,416
AXA Enterprise Small Company Value Fund‡	88,152	1,199,753

Total Investment Companies (99.2%) (Cost $28,579,641)		29,620,222

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $316,219)	$316,219	$316,219

Total Investments (100.3%) (Cost/Amortized Cost $28,895,860)		29,936,441
Other Assets Less Liabilities (-0.3%)		(83,233)

Net Assets (100%)		$29,853,208

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 .

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value January 31, 2007	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$689,926	$118,943	$7,798	$871,688	$—	$(75)
AXA Enterprise Deep Value Fund	972,076	186,343	9,235	1,169,008	15,165	32,186
AXA Enterprise Equity Fund	385,084	59,472	3,993	451,302	—	(132)
AXA Enterprise Equity Income Fund	1,392,425	356,050	13,812	1,670,214	26,273	130,598
AXA Enterprise Government Securities Fund	2,505,450	408,547	25,438	2,871,849	33,685	(338)
AXA Enterprise Growth Fund	677,191	128,855	8,475	819,513	—	(109)
AXA Enterprise High Yield Bond Fund	1,054,015	182,176	10,983	1,243,922	21,356	(42)
AXA Enterprise International Growth Fund	1,818,743	346,917	23,377	2,237,105	—	(852)
AXA Enterprise Money Market Fund	5,243	40	—	5,283	62	—
AXA Enterprise Multimanager Core Bond Fund	3,067,259	502,778	30,995	3,511,756	36,917	(747)
AXA Enterprise Multimanager International Equity Fund	1,952,116	658,109	27,993	2,452,310	10,776	248,606
AXA Enterprise Multimanager Mid Cap Growth Fund	14,023	1,187	—	14,868	—	1,187
AXA Enterprise Multimanager Mid Cap Value Fund	17,446	1,784	—	18,481	—	1,784
AXA Enterprise Multimanager Value Fund	3,594,249	719,845	35,955	4,308,588	32,752	149,647
AXA Enterprise Short Duration Bond Fund	5,260,250	920,918	57,493	6,111,166	61,212	(215)
AXA Enterprise Small Company Growth Fund	572,059	91,854	4,008	663,416	—	32,236
AXA Enterprise Small Company Value Fund	1,033,896	197,524	5,503	1,199,753	7,352	110,522

	$25,011,451	$4,881,342	$265,058	$29,620,222	$245,550	$704,256

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$4,881,342
Net Proceeds of Sales and Redemptions:
Investment Companies	$257,429

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,024,676
Aggregate gross unrealized depreciation	(47,686)

Net unrealized appreciation	$976,990

Federal income tax cost of investments	$28,959,451

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	137,307	$5,646,083
AXA Enterprise Deep Value Fund‡	532,872	6,298,550
AXA Enterprise Equity Fund*‡	576,127	3,911,903
AXA Enterprise Equity Income Fund‡	428,234	11,707,905
AXA Enterprise Government Securities Fund‡	875,926	10,782,644
AXA Enterprise Growth Fund*‡	296,063	5,859,084
AXA Enterprise International Growth Fund*‡	499,321	10,126,223
AXA Enterprise Multimanager Core Bond Fund‡	1,365,578	13,369,010
AXA Enterprise Multimanager International Equity Fund‡	1,316,086	19,925,536
AXA Enterprise Multimanager Mid Cap Growth Fund‡	2,250	24,885
AXA Enterprise Multimanager Mid Cap Value Fund‡	2,014	25,119
AXA Enterprise Multimanager Value Fund‡	2,272,314	30,971,637
AXA Enterprise Short Duration Bond Fund‡	1,295,908	12,712,862
AXA Enterprise Small Company Growth Fund‡	94,024	3,237,235
AXA Enterprise Small Company Value Fund‡	701,974	9,553,865

Total Investment Companies (99.8%) (Cost $133,084,258)		144,152,541

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $135,331)	$135,331	$135,331

Total Investments (99.9%) (Cost/Amortized Cost $133,219,589)		144,287,872
Other Assets Less Liabilities (0.1%)		213,972

Net Assets (100%)		$144,501,844

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value January 31, 2007	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$4,963,262	$292,100	$86,172	$5,646,083	$—	$(285)
AXA Enterprise Deep Value Fund	5,726,909	542,277	82,826	6,298,550	84,920	179,774
AXA Enterprise Equity Fund	3,791,403	32,456	9,771	3,911,903	—	(228)
AXA Enterprise Equity Income Fund	10,665,208	1,668,547	161,622	11,707,905	191,329	948,995
AXA Enterprise Government Securities Fund	10,401,797	590,866	151,656	10,782,644	128,604	(3,740)
AXA Enterprise Growth Fund	5,494,698	275,872	81,705	5,859,084	—	(590)
AXA Enterprise International Growth Fund	8,867,182	1,152,170	347,966	10,126,223	—	(9,190)
AXA Enterprise Multimanager Core Bond Fund	12,882,073	780,953	190,757	13,369,010	148,070	(4,669)
AXA Enterprise Multimanager International Equity Fund	18,544,293	2,608,147	101,434	19,925,536	94,058	2,183,530
AXA Enterprise Multimanager Mid Cap Growth Fund	23,471	1,986	—	24,885	—	1,986
AXA Enterprise Multimanager Mid Cap Value Fund	23,712	2,425	—	25,119	—	2,426
AXA Enterprise Multimanager Value Fund	28,397,903	2,744,785	409,408	30,971,637	252,620	1,120,430
AXA Enterprise Short Duration Bond Fund	12,194,262	735,545	193,156	12,712,862	133,912	(2,296)
AXA Enterprise Small Company Growth Fund	2,943,954	323,728	49,446	3,237,235	—	159,720
AXA Enterprise Small Company Value Fund	8,592,621	1,266,783	96,461	9,553,865	59,598	893,055

	$133,512,748	$13,018,640	$1,962,380	$144,152,541	$1,093,111	$5,468,918

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$13,018,640
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,908,595

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,595,542
Aggregate gross unrealized depreciation	(715,469)

Net unrealized appreciation	$10,880,073

Federal income tax cost of investments	$133,407,799

The Fund has a net capital loss carryforward of $18,787,906, of which $1,378,101 expires in the year 2009 and $17,409,805 expires in the year 2010.

Included in the capital loss carryforward amounts are $1,784,368 of losses acquired from the Enterprise Mid Cap Growth Fund as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	37,830	$1,555,560
AXA Enterprise Deep Value Fund‡	166,748	1,970,965
AXA Enterprise Equity Fund*‡	63,546	431,475
AXA Enterprise Equity Income Fund‡	102,772	2,809,779
AXA Enterprise Government Securities Fund‡	58,778	723,562
AXA Enterprise Growth Fund*‡	96,008	1,899,995
AXA Enterprise International Growth Fund*‡	178,514	3,620,264
AXA Enterprise Multimanager Core Bond Fund‡	103,348	1,011,776
AXA Enterprise Multimanager International Equity Fund‡	253,047	3,831,127
AXA Enterprise Multimanager Mid Cap Growth Fund‡	1,385	15,320
AXA Enterprise Multimanager Mid Cap Value Fund‡	1,156	14,420
AXA Enterprise Multimanager Value Fund‡	467,121	6,366,859
AXA Enterprise Small Company Growth Fund‡	30,373	1,045,748
AXA Enterprise Small Company Value Fund‡	149,065	2,028,775

Total Investment Companies (99.5%) (Cost $25,657,792)		27,325,625

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $350,697)	$350,697	$350,697

Total Investments (100.8%) (Cost/Amortized Cost $26,008,489)		27,676,322
Other Assets Less Liabilities (-0.8%)		(229,295)

Net Assets (100%)		$27,447,027

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value January 31, 2007	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$1,066,045	$388,790	$15,942	$1,555,560	$—	$(196)
AXA Enterprise Deep Value Fund	1,477,886	477,211	16,776	1,970,965	23,759	50,308
AXA Enterprise Equity Fund	394,359	27,771	1,238	431,475	—	(113)
AXA Enterprise Equity Income Fund	2,104,086	829,360	25,664	2,809,779	40,983	203,146
AXA Enterprise Government Securities Fund	576,279	157,873	6,275	723,562	7,762	(90)
AXA Enterprise Growth Fund	1,478,613	388,790	15,985	1,899,995	—	(240)
AXA Enterprise International Growth Fund	2,738,056	763,694	32,056	3,620,264	—	(1,128)
AXA Enterprise Multimanager Core Bond Fund	809,954	218,308	8,564	1,011,776	10,028	(129)
AXA Enterprise Multimanager International Equity Fund	2,892,668	1,166,905	34,918	3,831,127	16,036	369,861
AXA Enterprise Multimanager Mid Cap Growth Fund	14,450	1,223	—	15,320	—	1,223
AXA Enterprise Multimanager Mid Cap Value Fund	13,612	1,392	—	14,420	—	1,392
AXA Enterprise Multimanager Value Fund	4,804,060	1,573,188	55,500	6,366,859	46,456	205,545
AXA Enterprise Small Company Growth Fund	741,797	309,013	11,201	1,045,748	—	44,675
AXA Enterprise Small Company Value Fund	1,613,914	466,977	12,267	2,028,775	11,769	176,481

	$20,725,779	$6,770,495	$236,386	$27,325,625	$156,793	$1,050,735

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$6,770,495
Net Proceeds of Sales and Redemptions:
Investment Companies	$224,929

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,627,640
Aggregate gross unrealized depreciation	(7,345)

Net unrealized appreciation	$1,620,295

Federal income tax cost of investments	$26,056,027

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Hotels, Restaurants & Leisure (1.1%)
Marriott International, Inc., Class A	1,325	$63,785
Starwood Hotels & Resorts Worldwide, Inc.	920	57,574

		121,359

Household Durables (1.0%)
Pulte Homes, Inc.	3,290	112,979

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	4,700	177,049
Coldwater Creek, Inc.*	1,610	30,026

		207,075

Media (2.0%)
Comcast Corp., Class A*	3,910	173,291
Walt Disney Co.	1,600	56,272

		229,563

Multiline Retail (1.5%)
J.C. Penney Co., Inc.	1,020	82,865
Kohl’s Corp.*	1,210	85,801

		168,666

Specialty Retail (0.9%)
Best Buy Co., Inc.	780	39,312
Dick’s Sporting Goods, Inc.*	620	31,924
Lowe’s Cos., Inc.	1,080	36,407

		107,643

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.*	2,410	110,522
Polo Ralph Lauren Corp.	590	48,410
Under Armour, Inc., Class A*	580	29,464

		188,396

Total Consumer Discretionary		1,135,681

Consumer Staples (5.2%)
Beverages (0.8%)
PepsiCo, Inc.	1,500	97,860

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	410	19,553
Walgreen Co.	2,900	131,370
Whole Foods Market, Inc.	360	15,549

		166,472

Household Products (2.9%)
Clorox Co.	590	38,598
Colgate-Palmolive Co.	845	57,713
Procter & Gamble Co.	3,570	231,586

		327,897

Total Consumer Staples		592,229

Energy (4.9%)
Energy Equipment & Services (4.5%)
Baker Hughes, Inc.	580	40,037
Schlumberger Ltd.	5,980	379,670
Transocean, Inc.*	580	44,875
Weatherford International Ltd.*	990	39,976

		504,558

Oil, Gas & Consumable Fuels (0.4%)
Canadian Natural Resources Ltd.	1,050	52,521

Total Energy		557,079

Financials (18.4%)
Capital Markets (5.7%)
Charles Schwab Corp.	4,140	78,329
Franklin Resources, Inc.	580	69,084
Goldman Sachs Group, Inc.	1,120	237,619
Legg Mason, Inc.	1,160	121,626
Lehman Brothers Holdings, Inc.	470	38,653
Merrill Lynch & Co., Inc.	800	$74,848
State Street Corp.	290	20,604

		640,763

Commercial Banks (2.0%)
Commerce Bancorp, Inc./New Jersey	4,175	141,031
U.S. Bancorp	1,150	40,940
Zions Bancorp	580	49,196

		231,167

Consumer Finance (1.5%)
SLM Corp.	3,600	165,456

Diversified Financial Services (2.4%)
Chicago Mercantile Exchange
Holdings, Inc., Class A	205	115,476
Citigroup, Inc.	915	50,444
JPMorgan Chase & Co.	1,868	95,137
NYSE Group, Inc.*	120	11,998

		273,055

Insurance (4.4%)
American International Group, Inc.	3,050	208,773
Everest Reinsurance Group Ltd.	96	8,986
MetLife, Inc.	810	50,317
Progressive Corp.	9,850	228,421

		496,497

Real Estate Management & Development (0.7%)
CB Richard Ellis Group, Inc., Class A*	2,130	80,110

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	4,300	186,964

Total Financials		2,074,012

Health Care (21.8%)
Biotechnology (8.2%)
Amgen, Inc.*	2,190	154,110
Celgene Corp.*	1,500	80,520
Genentech, Inc.*	4,865	425,055
Genzyme Corp.*	1,750	115,028
Gilead Sciences, Inc.*	2,290	147,293

		922,006

Health Care Equipment & Supplies (3.8%)
Alcon, Inc.	790	93,030
Becton, Dickinson & Co.	510	39,239
Medtronic, Inc.	750	40,088
St. Jude Medical, Inc.*	1,050	44,898
Stryker Corp.	790	48,933
Varian Medical Systems, Inc.*	2,250	103,792
Zimmer Holdings, Inc.*	700	58,954

		428,934

Health Care Providers & Services (4.2%)
Laboratory Corp. of America Holdings*	260	19,094
Medco Health Solutions, Inc.*	1,140	67,499
UnitedHealth Group, Inc.	2,920	152,599
WellPoint, Inc.*	2,980	233,573

		472,765

Health Care Technology (0.5%)
Cerner Corp.*	1,350	60,656

Pharmaceuticals (5.1%)
Abbott Laboratories	1,775	94,075
Eli Lilly & Co.	360	19,483
Johnson & Johnson	1,225	81,830
Merck & Co., Inc.	2,850	127,537
Novartis AG (ADR)	1,175	67,786
Schering-Plough Corp.	1,950	48,750

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	3,920	$137,592

		577,053

Total Health Care		2,461,414

Industrials (8.3%)
Aerospace & Defense (2.4%)
Boeing Co.	2,085	186,732
United Technologies Corp.	1,300	88,426

		275,158

Air Freight & Logistics (1.9%)
CH Robinson Worldwide, Inc.	1,580	83,819
Expeditors International of Washington, Inc.	2,100	89,649
FedEx Corp.	390	43,056

		216,524

Commercial Services & Supplies (0.4%)
Corporate Executive Board Co.	220	19,961
Monster Worldwide, Inc.*	410	20,258

		40,219

Electrical Equipment (0.4%)
Emerson Electric Co.	1,020	45,869

Industrial Conglomerates (2.6%)
General Electric Co.	8,220	296,331

Machinery (0.6%)
Danaher Corp.	860	63,692

Total Industrials		937,793

Information Technology (28.7%)
Communications Equipment (4.3%)
Motorola, Inc.	2,800	55,580
QUALCOMM, Inc.	11,270	424,428

		480,008

Computers & Peripherals (7.3%)
Apple Inc.*	3,015	258,476
Dell, Inc.*	2,400	58,200
Hewlett-Packard Co.	2,275	98,462
Network Appliance, Inc.*	8,200	308,320
Sun Microsystems, Inc.*	15,230	101,127

		824,585

Electronic Equipment & Instruments (0.4%)
Amphenol Corp., Class A	690	46,727

Internet Software & Services (7.9%)
eBay, Inc.*	5,600	181,384
Google, Inc., Class A*	1,144	573,487
Yahoo!, Inc.*	4,950	140,135

		895,006

IT Services (1.3%)
Cognizant Technology Solutions Corp., Class A*	900	76,761
Infosys Technologies Ltd. (ADR)	840	48,720
Iron Mountain, Inc.*	585	16,368

		141,849

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	1,790	27,835
Broadcom Corp., Class A*	4,230	135,022
Intel Corp.	3,050	63,928
Marvell Technology Group Ltd.*	3,400	62,186
NVIDIA Corp.*	2,190	67,123
Texas Instruments, Inc.	1,300	40,547

		396,641

Software (4.0%)
Autodesk, Inc.*	2,110	92,249
Microsoft Corp.	3,175	97,981
Salesforce.com, Inc.*	4,750	208,192
SAP AG (Sponsored ADR)	1,180	$54,681

		453,103

Total Information Technology		3,237,919

Materials (0.5%)
Chemicals (0.5%)
Monsanto Co.	980	53,988

Total Materials		53,988

Total Common Stocks (97.8%) (Cost $8,657,137)		11,050,115

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $272,384)	$272,384	272,384

Total Investments (100.2%) (Cost/Amortized Cost $8,929,521)		11,322,499
Other Assets Less Liabilities (-0.2%)		(27,552)

Net Assets (100%)		$11,294,947

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$849,998
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$880,455

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,484,114
Aggregate gross unrealized depreciation	(162,775)

Net unrealized appreciation	$2,321,339

Federal income tax cost of investments	$9,001,160

The Fund has a net capital loss carryforward of $1,076,238 of which $655,194 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.4%)
Autoliv, Inc.	375	$22,628
BorgWarner, Inc.	150	10,281
Magna International, Inc., Class A	150	11,718

		44,627

Automobiles (0.8%)
DaimlerChrysler AG	75	4,687
Peugeot S.A.	1,355	88,830

		93,517

Hotels, Restaurants & Leisure (2.2%)
Las Vegas Sands Corp.*	1,000	104,070
McDonald’s Corp.	1,250	55,438
MGM MIRAGE*	595	41,632
Starbucks Corp.*	2,115	73,898

		275,038

Household Durables (0.5%)
Black & Decker Corp.	300	26,184
Sony Corp. (ADR)	900	41,697

		67,881

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp*	770	29,568

Leisure Equipment & Products (0.1%)
Mattel, Inc.	700	17,052

Media (3.6%)
CBS Corp., Class B	1,262	39,336
Comcast Corp., Class A*	1,500	66,480
Comcast Corp., Special Class A*	4,130	179,490
DIRECTV Group, Inc.*	2,891	70,511
Interpublic Group of Cos., Inc.*	1,300	17,108
Time Warner, Inc.	2,600	56,862
Viacom, Inc., Class B*	462	18,790
Walt Disney Co.	200	7,034

		455,611

Multiline Retail (2.0%)
Dollar Tree Stores, Inc.*	375	11,797
Family Dollar Stores, Inc.	275	8,910
Nordstrom, Inc.	1,470	81,894
Saks, Inc.	650	12,194
Target Corp.	2,325	142,662

		257,457

Specialty Retail (1.9%)
Abercrombie & Fitch Co.	1,200	95,448
Gap, Inc.	1,300	24,921
Home Depot, Inc.	150	6,111
Limited Brands, Inc.	1,200	33,528
Office Depot, Inc.*	1,100	41,129
Staples, Inc.	1,702	43,775

		244,912

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	650	22,204
VF Corp.	200	15,174

		37,378

Total Consumer Discretionary		1,523,041

Consumer Staples (7.3%)
Beverages (1.1%)
Coca-Cola Co.	700	33,516
PepsiCo, Inc.	1,570	102,427

		135,943

Food & Staples Retailing (2.2%)
Kroger Co.	1,500	38,400
Rite Aid Corp.*	17,485	107,708
Safeway, Inc.	450	16,213
Sysco Corp.	2,355	$81,365
Wal-Mart Stores, Inc.	700	33,383

		277,069

Food Products (1.0%)
Cadbury Schweppes plc (ADR)	935	42,393
ConAgra Foods, Inc.	1,200	30,852
Kellogg Co.	600	29,562
Sara Lee Corp.	1,500	25,725

		128,532

Household Products (1.8%)
Colgate-Palmolive Co.	575	39,272
Kimberly-Clark Corp.	500	34,700
Procter & Gamble Co.	2,310	149,850

		223,822

Tobacco (1.2%)
Altria Group, Inc.	1,745	152,496

Total Consumer Staples		917,862

Energy (8.0%)
Energy Equipment & Services (1.1%)
Diamond Offshore Drilling, Inc.	1,200	101,328
GlobalSantaFe Corp.	225	13,052
Halliburton Co.	925	27,325

		141,705

Oil, Gas & Consumable Fuels (6.9%)
Apache Corp.	1,700	124,049
BP plc (ADR)	425	26,992
Chevron Corp.	2,602	189,634
ConocoPhillips	2,025	134,480
EOG Resources, Inc.	1,350	93,325
Exxon Mobil Corp.	1,750	129,675
Marathon Oil Corp.	400	36,136
Occidental Petroleum Corp.	690	31,988
Royal Dutch Shell plc, Class A (ADR)	300	20,475
Total S.A. (Sponsored ADR)	300	20,415
Valero Energy Corp.	1,210	65,679

		872,848

Total Energy		1,014,553

Financials (18.5%)
Capital Markets (4.4%)
Charles Schwab Corp.	4,500	85,140
Goldman Sachs Group, Inc.	745	158,059
Merrill Lynch & Co., Inc.	2,125	198,815
Morgan Stanley	75	6,209
optionsXpress Holdings, Inc.	1,810	42,988
UBS AG (Registered)	840	52,929
Waddell & Reed Financial, Inc.	475	12,193

		556,333

Commercial Banks (1.9%)
Comerica, Inc.	400	23,720
HSBC Holdings plc	4,400	80,179
KeyCorp.	825	31,490
National City Corp.	775	29,334
U.S. Bancorp	1,100	39,160
Wachovia Corp.	200	11,300
Wells Fargo & Co.	750	26,940

		242,123

Consumer Finance (1.1%)
American Express Co.	2,430	141,475

Diversified Financial Services (4.2%)
Bank of America Corp.	1,900	99,902
Citigroup, Inc.	4,440	244,777
JPMorgan Chase & Co.	1,675	85,308
NYSE Group, Inc.*	925	92,481

		522,468

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (3.8%)
ACE Ltd.	400	$23,112
Allstate Corp.	150	9,024
American International Group, Inc.	3,200	219,040
Genworth Financial, Inc., Class A	1,000	34,900
Hartford Financial Services Group, Inc.	275	26,100
MBIA, Inc.	375	26,936
MetLife, Inc.	650	40,378
Old Republic International Corp.	1,000	22,300
Prudential Financial, Inc.	150	13,370
St. Paul Travelers Cos., Inc.	777	39,510
XL Capital Ltd., Class A	400	27,600

		482,270

Thrifts & Mortgage Finance (3.1%)
Countrywide Financial Corp.	800	34,784
Fannie Mae	2,790	157,719
Freddie Mac	2,183	141,742
MGIC Investment Corp.	325	20,059
Washington Mutual, Inc.	875	39,016

		393,320

Total Financials		2,337,989

Health Care (13.5%)
Biotechnology (3.0%)
Amgen, Inc.*	1,880	132,296
Celgene Corp.*	1,240	66,563
Genentech, Inc.*	920	80,380
Gilead Sciences, Inc.*	1,490	95,837

		375,076

Health Care Equipment & Supplies (0.7%)
Alcon, Inc.	285	33,561
Cytyc Corp.*	1,726	49,916

		83,477

Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	500	26,190
Caremark Rx, Inc.	1,005	61,566
Coventry Health Care, Inc.*	2,185	112,637
UnitedHealth Group, Inc.	930	48,602
WellPoint, Inc.*	1,745	136,773

		385,768

Health Care Technology (0.6%)
Eclipsys Corp.*	3,796	74,402

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific, Inc.*	2,295	109,816

Pharmaceuticals (5.3%)
Abbott Laboratories	100	5,300
Eli Lilly & Co.	350	18,942
Johnson & Johnson	3,529	235,737
Merck & Co., Inc.	1,375	61,531
Pfizer, Inc.	6,105	160,195
Sanofi-Aventis (ADR)	1,415	62,373
Schering-Plough Corp.	1,000	25,000
Teva Pharmaceutical Industries Ltd. (ADR)	2,800	98,280
Wyeth	150	7,412

		674,770

Total Health Care		1,703,309

Industrials (8.3%)
Aerospace & Defense (0.7%)
Boeing Co.	600	53,736
Northrop Grumman Corp.	500	35,470

		89,206

Air Freight & Logistics (0.4%)
FedEx Corp.	380	41,952
United Parcel Service, Inc., Class B	125	$9,035

		50,987

Airlines (0.6%)
JetBlue Airways Corp.*	5,570	76,197

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	400	27,344

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	225	20,563

Industrial Conglomerates (3.8%)
General Electric Co.	12,685	457,294
Textron, Inc.	75	6,988
Tyco International Ltd.	550	17,534

		481,816

Machinery (0.9%)
Cummins, Inc.	200	26,912
Eaton Corp.	500	39,175
Ingersoll-Rand Co., Ltd., Class A	250	10,720
SPX Corp.	500	35,095

		111,902

Road & Rail (1.5%)
CSX Corp.	1,100	40,469
Hertz Global Holdings, Inc.*	7,985	148,681

		189,150

Total Industrials		1,047,165

Information Technology (19.6%)
Communications Equipment (4.2%)
Cisco Systems, Inc.*	2,900	77,111
Corning, Inc.*	2,310	48,141
Motorola, Inc	7,235	143,615
Nokia Oyj (ADR) .	1,300	28,730
QUALCOMM, Inc.	4,530	170,600
Research In Motion Ltd.*	450	57,501
Tellabs, Inc.*	500	5,035

		530,733

Computers & Peripherals (4.7%)
Apple Inc.*	1,585	135,882
Dell, Inc.*	5,025	121,856
EMC Corp.*	4,875	68,201
Hewlett-Packard Co.	3,065	132,653
International Business Machines Corp.	850	84,278
Lexmark International, Inc., Class A*	350	22,061
SanDisk Corp.*	750	30,150

		595,081

Electronic Equipment & Instruments (0.6%)
Arrow Electronics, Inc.*	300	10,575
Avnet, Inc.*	350	10,868
Flextronics International Ltd.*	1,900	22,097
Sanmina-SCI Corp.*	3,200	11,200
Solectron Corp.*	4,400	14,300
Tech Data Corp.*	250	9,285

		78,325

Internet Software & Services (2.5%)
Google, Inc., Class A*	338	169,439
Yahoo!, Inc.*	5,245	148,486

		317,925

IT Services (1.2%)
Accenture Ltd., Class A	700	26,425
BearingPoint, Inc.*	10,400	83,304
Ceridian Corp.*	250	7,493
Electronic Data Systems Corp.	1,350	35,518

		152,740

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	2,475	$38,486
Intel Corp.	750	15,720
MEMC Electronic Materials, Inc.*	2,094	109,726
Samsung Electronics Co., Ltd. (GDR)§	378	116,230
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,400	15,274
Texas Instruments, Inc.	3,120	97,313

		392,749

Software (3.3%)
Adobe Systems, Inc.*	950	36,926
Microsoft Corp.	8,070	249,040
Oracle Corp.*	5,920	101,587
SAP AG (Sponsored ADR)	675	31,280

		418,833

Total Information Technology		2,486,386

Materials (4.0%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	1,440	107,510
Ashland, Inc.	125	8,694
Lubrizol Corp.	500	25,760

		141,964

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	675	14,897
Owens-Illinois, Inc.*	1,050	23,373

		38,270

Metals & Mining (2.6%)
Alcoa, Inc.	4,985	161,016
Arcelor Mittal, Class A	500	23,785
Southern Copper Corp.	2,200	137,500

		322,301

Total Materials		502,535

Telecommunication Services (5.9%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	2,687	101,112
Chunghwa Telecom Co., Ltd. (ADR)	4,583	94,914
Embarq Corp.	110	6,106
Level 3 Communications, Inc.*	17,900	111,159
Verizon Communications, Inc.	1,650	63,558

		376,849

Wireless Telecommunication Services (2.9%)
American Tower Corp., Class A*	2,650	105,549
China Mobile Ltd.	10,400	95,356
Crown Castle International Corp.*	900	31,644
NII Holdings, Inc.*	1,367	$100,885
Sprint Nextel Corp.	2,200	39,226

		372,660

Total Telecommunication Services		749,509

Utilities (1.3%)
Electric Utilities (0.8%)
Entergy Corp.	1,100	102,135

Independent Power Producers & Energy Traders (0.5%)
Constellation Energy Group, Inc.	200	14,510
TXU Corp.	850	45,968

		60,478

Total Utilities		162,613

Total Common Stocks (98.4%) (Cost $10,343,834)		12,444,962

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $15,563)	$15,563	15,563

Total Investments (98.5%) (Cost/Amortized Cost $10,359,397)		12,460,525
Other Assets Less Liabilities (1.5%)		194,799

Net Assets (100%)		$12,655,324

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $116,230 or 0.92% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,692,437
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,430,543

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,233,459
Aggregate gross unrealized depreciation	(219,135)

Net unrealized appreciation	$2,014,324

Federal income tax cost of investments	$10,446,201

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Auto Components (0.2%)
Johnson Controls, Inc.	1,010	$93,384

Hotels, Restaurants & Leisure (2.7%)
Hilton Hotels Corp.	500	17,695
Intercontinental Hotels Group plc (ADR)	15,900	399,726
McDonald’s Corp.	26,800	1,188,580

		1,606,001

Household Durables (0.4%)
Fortune Brands, Inc.	2,300	192,556
Toll Brothers, Inc.*	1,490	50,407

		242,963

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,210	62,764

Media (2.5%)
New York Times Co., Class A	1,970	45,487
News Corp., Class A	17,800	413,850
Time Warner, Inc.	22,700	496,449
Viacom, Inc., Class B*	8,529	346,874
Walt Disney Co.	2,115	74,385
WPP Group plc	6,350	92,848

		1,469,893

Multiline Retail (1.1%)
Federated Department Stores, Inc.	6,330	262,632
Target Corp.	6,400	392,704

		655,336

Specialty Retail (0.8%)
Best Buy Co., Inc.	1,000	50,400
Home Depot, Inc.	3,900	158,886
Lowe’s Cos., Inc.	4,500	151,695
Sherwin-Williams Co.	1,500	103,650

		464,631

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.*	467	11,946
NIKE, Inc., Class B	2,610	257,894

		269,840

Total Consumer Discretionary		4,864,812

Consumer Staples (8.5%)
Beverages (1.0%)
Diageo plc.	11,099	215,079
PepsiCo, Inc.	6,072	396,138

		611,217

Food & Staples Retailing (1.5%)
CVS Corp.	12,570	422,981
Wal-Mart Stores, Inc.	9,250	441,132

		864,113

Food Products (0.7%)
Kellogg Co.	4,123	203,140
Nestle S.A. (Registered)	499	182,456
Tyson Foods, Inc., Class A	2,420	42,955

		428,551

Household Products (1.3%)
Procter & Gamble Co.	12,300	797,901

Tobacco (4.0%)
Altria Group, Inc.	25,830	2,257,284
Loews Corp.- Carolina Group	1,500	102,810

		2,360,094

Total Consumer Staples		5,061,876

Energy (10.8%)
Energy Equipment & Services (0.8%)
BJ Services Co.	5,300	146,598
GlobalSantaFe Corp.	1,000	58,010
Nabors Industries Ltd.*	5,700	$172,596
Noble Corp.	973	72,926

		450,130

Oil, Gas & Consumable Fuels (10.0%)
Apache Corp.	2,130	155,426
BP plc (ADR)	2,600	165,126
Chevron Corp.	5,036	367,024
ConocoPhillips	8,010	531,944
Devon Energy Corp.	2,765	193,799
EOG Resources, Inc.	1,825	126,162
Exxon Mobil Corp.	16,891	1,251,623
Hess Corp.	20,690	1,117,053
Noble Energy, Inc.	5,696	304,223
Occidental Petroleum Corp.	9,467	438,890
Royal Dutch Shell plc, Class A (ADR)	1,370	93,503
Total S.A. (Sponsored ADR)	17,390	1,183,390

		5,928,163

Total Energy		6,378,293

Financials (27.4%)
Capital Markets (4.2%)
Bank of New York Co., Inc.	7,240	289,672
Franklin Resources, Inc.	1,115	132,808
Goldman Sachs Group, Inc.	3,401	721,556
Lehman Brothers Holdings, Inc.	2,020	166,125
Mellon Financial Corp.	4,184	178,824
Merrill Lynch & Co., Inc.	4,575	428,037
Northern Trust Corp.	4,400	267,300
UBS AG (Registered)	4,303	268,291

		2,452,613

Commercial Banks (2.0%)
PNC Financial Services Group, Inc.	3,570	263,359
SunTrust Banks, Inc.	5,017	416,913
Wachovia Corp.	3,000	169,500
Wells Fargo & Co.	9,700	348,424

		1,198,196

Consumer Finance (0.3%)
American Express Co.	3,252	189,331

Diversified Financial Services (11.4%)
Bank of America Corp.	44,733	2,352,061
Citigroup, Inc.	44,640	2,461,004
JPMorgan Chase & Co.	37,812	1,925,765

		6,738,830

Insurance (8.1%)
ACE Ltd.	7,200	416,016
Aflac, Inc.	1,760	83,794
Allstate Corp.	10,587	636,914
American International Group, Inc.	22,950	1,570,927
Chubb Corp.	2,298	119,588
Genworth Financial, Inc., Class A	6,050	211,145
Hartford Financial Services Group, Inc.	2,073	196,748
MetLife, Inc.	10,664	662,448
St. Paul Travelers Cos., Inc.	17,819	906,096

		4,803,676

Thrifts & Mortgage Finance (1.4%)
Fannie Mae	13,201	746,252
Freddie Mac	1,415	91,876

		838,128

Total Financials		16,220,774

Health Care (11.1%)
Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	7,100	352,586
Becton, Dickinson & Co.	2,400	184,656

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Hospira, Inc.*	4,300	$158,154

		695,396

Health Care Providers & Services (2.9%)
Aetna, Inc.	1,700	71,672
Caremark Rx, Inc.	1,070	65,548
Medco Health Solutions, Inc.*	5,300	313,813
UnitedHealth Group, Inc.	8,250	431,145
WellPoint, Inc.*	10,540	826,125

		1,708,303

Pharmaceuticals (7.0%)
Abbott Laboratories	1,516	80,348
Eli Lilly & Co.	19,226	1,040,511
Johnson & Johnson	8,408	561,655
Merck & Co., Inc.	8,191	366,547
Novartis AG (ADR)	19,600	1,130,724
Pfizer, Inc.	6,000	157,440
Wyeth	17,185	849,111

		4,186,336

Total Health Care		6,590,035

Industrials (11.6%)
Aerospace & Defense (3.1%)
Lockheed Martin Corp.	8,274	804,150
Northrop Grumman Corp.	5,819	412,800
United Technologies Corp.	8,800	598,576

		1,815,526

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	450	32,526

Building Products (0.7%)
Masco Corp.	12,690	405,953

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	385	35,185
Emerson Electric Co.	8,000	359,760
Rockwell Automation, Inc.	2,220	135,886

		530,831

Industrial Conglomerates (4.1%)
General Electric Co.	40,750	1,469,037
Textron, Inc.	10,050	936,359

		2,405,396

Machinery (0.7%)
Deere & Co.	4,036	404,730
Eaton Corp.	200	15,670

		420,400

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	2,789	224,124
CSX Corp.	17,950	660,381
Norfolk Southern Corp.	2,960	146,964
Union Pacific Corp.	600	60,600

		1,092,069

Trading Companies & Distributors (0.2%)
W.W. Grainger, Inc.	1,930	149,864

Total Industrials		6,852,565

Information Technology (7.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.*	7,180	190,916
Corning, Inc.*	5,300	110,452
Motorola, Inc.	30,550	606,418
QUALCOMM, Inc.	4,900	184,534

		1,092,320

Computers & Peripherals (2.4%)
Hewlett-Packard Co.	17,470	756,102
International Business Machines Corp.	4,700	466,005
Sun Microsystems, Inc.*	30,900	205,176

		1,427,283

Electronic Equipment & Instruments (0.6%)
Agilent Technologies, Inc.*	11,550	$369,600

IT Services (0.5%)
Accenture Ltd., Class A	6,210	234,427
Fiserv, Inc.*	1,500	78,855

		313,282

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	855	28,001
Applied Materials, Inc.	17,900	317,367
Intel Corp.	8,310	174,178

		519,546

Software (1.1%)
Microsoft Corp.	14,000	432,040
Oracle Corp.*	11,400	195,624

		627,664

Total Information Technology		4,349,695

Materials (4.9%)
Chemicals (3.6%)
Air Products & Chemicals, Inc.	7,792	581,751
Dow Chemical Co.	3,580	148,713
E.I. du Pont de Nemours & Co. Imperial Chemical	5,650	280,014
Industries plc (ADR)	11,100	403,707
Nalco Holding Co.*	2,255	51,842
PPG Industries, Inc.	3,866	256,277
Praxair, Inc.	2,338	147,434
Syngenta AG (Registered)*	1,228	225,662

		2,095,400

Containers & Packaging (0.6%)
Smurfit-Stone Container Corp.*	2,981	32,195
Temple-Inland, Inc.	6,900	344,586

		376,781

Metals & Mining (0.5%)
Alcoa, Inc.	1,500	48,450
Rio Tinto plc (ADR)	1,250	270,263

		318,713

Paper & Forest Products (0.2%)
Bowater, Inc.	382	10,455
International Paper Co.	2,398	80,813

		91,268

Total Materials		2,882,162

Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	36,712	1,381,473
Embarq Corp.	1,841	102,194
TELUS Corp. (Non-Voting)	740	34,066
Verizon Communications, Inc.	10,731	413,358

		1,931,091

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	12,540	223,588
Vodafone Group plc.	64,340	186,390

		409,978

Total Telecommunication Services		2,341,069

Utilities (3.1%)
Electric Utilities (0.7%)
Entergy Corp.	1,400	129,990
FPL Group, Inc.	3,880	219,802
PPL Corp.	1,322	47,063

		396,855

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	384	2,707
TXU Corp.	2,480	134,119

		136,826

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (2.2%)
Dominion Resources, Inc.	15,610	$1,295,005
Public Service Enterprise Group, Inc.	555	37,202

		1,332,207

Total Utilities		1,865,888

Total Common Stocks (96.9%) (Cost $49,493,467)		57,407,169

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
AIG Funding, Inc.	$242,000	$241,965

5.25%, 2/1/07 (p)
Time Deposit (2.7%)
JPMorgan Chase Nassau	1,583,221	1,583,221

4.73%, 2/1/07
Total Short-Term Investments (3.1%) (Cost/Amortized Cost $1,825,221)		1,825,186

Total Investments (100.0%) (Cost/Amortized Cost $51,318,688)		59,232,355

Other Assets Less Liabilities (-0.0%)		(20,858)

Net Assets (100%)		$59,211,497

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,516,863
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,271,378

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,960,699
Aggregate gross unrealized depreciation	(181,011)

Net unrealized appreciation	$7,779,688

Federal income tax cost of investments	$51,452,667

For the three months ended January 31, 2007, the Fund incurred approximately $736 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Auto Components (1.0%)
Drew Industries, Inc.*	1,000	$27,690
LKQ Corp.*	4,000	85,680
Tenneco, Inc.*	1,500	34,875

		148,245

Diversified Consumer Services (1.7%)
ITT Educational Services, Inc.*	1,550	120,280
Jackson Hewitt Tax Service, Inc.	1,200	43,884
Strayer Education, Inc.	900	102,393

		266,557

Hotels, Restaurants & Leisure (6.9%)
BJ’s Restaurants, Inc.*	1,200	24,480
Chipotle Mexican Grill, Inc., Class A*	400	23,768
Chipotle Mexican Grill, Inc., Class B*	700	38,738
Gaylord Entertainment Co.*	2,400	132,624
Hilton Hotels Corp.	200	7,078
International Game Technology	3,725	161,888
Marriott International, Inc., Class A	3,400	163,676
MGM MIRAGE*	1,950	136,442
Orient-Express Hotels Ltd., Class A	4,200	200,130
Panera Bread Co., Class A*	2,000	117,920
Penn National Gaming, Inc.*	1,800	78,876
Scientific Games Corp., Class A*	300	9,312

		1,094,932

Household Durables (2.1%)
D.R. Horton, Inc.	2,075	60,299
Harman International Industries, Inc.	1,650	156,041
Lennar Corp., Class A	1,000	54,380
Pulte Homes, Inc.	1,675	57,520

		328,240

Internet & Catalog Retail (1.2%)
Coldwater Creek, Inc.*	3,100	57,815
VistaPrint Ltd.*	3,100	133,579

		191,394

Leisure Equipment & Products (0.3%)
MarineMax, Inc.* .	1,600	38,656

Media (0.0%)
XM Satellite Radio Holdings, Inc., Class A*	300	4,263

Specialty Retail (3.9%)
Advance Auto Parts, Inc.	200	7,590
Aeropostale, Inc.*	2,200	79,068
Christopher & Banks Corp.	1,900	33,782
Cost Plus, Inc.*	1,600	16,480
Dick’s Sporting Goods, Inc.*	3,075	158,332
GameStop Corp., Class A*	3,150	168,304
Guitar Center, Inc.*	1,000	45,750
J. Crew Group, Inc.*	500	18,165
PetsMart, Inc.	200	6,108
Select Comfort Corp.*	2,100	38,724
Tractor Supply Co.*	1,000	50,330

		622,633

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	1,100	27,940
Under Armour, Inc., Class A*	1,100	55,880

		83,820

Total Consumer Discretionary		2,778,740

Consumer Staples (1.0%)
Food Products (0.4%)
Bunge Ltd.	200	15,390
Hain Celestial Group, Inc.*	1,800	$52,920

		68,310

Personal Products (0.6%)
Herbalife Ltd.*	2,725	89,380

Total Consumer Staples		157,690

Energy (7.7%)
Energy Equipment & Services (3.8%)
Cameron International Corp.*	1,400	73,500
Complete Production Services, Inc.*	1,900	37,753
Diamond Offshore Drilling, Inc.	675	56,997
FMC Technologies, Inc.*	700	43,351
Grant Prideco, Inc.*	3,450	135,171
Hydril Co.*	400	31,640
National Oilwell Varco, Inc.*	1,700	103,088
Rowan Cos., Inc.	200	6,578
Seitel, Inc.*	2,100	7,655
Superior Energy Services, Inc.*	3,300	100,056

		595,789

Oil, Gas & Consumable Fuels (3.9%)
Aventine Renewable
Energy Holdings, Inc.*	1,000	15,800
Bill Barrett Corp.*	4,100	126,690
Denbury Resources, Inc.*	1,900	52,630
Helix Energy Solutions Group, Inc.*	2,400	77,208
Mariner Energy, Inc.*	2,900	58,319
Newfield Exploration Co.*	1,700	72,777
Range Resources Corp.	1,300	39,897
Southwestern Energy Co.*	2,825	108,649
U.S. BioEnergy Corp.*	100	1,146
Ultra Petroleum Corp.*	1,425	74,385

		627,501

Total Energy		1,223,290

Financials (11.8%)
Capital Markets (4.4%)
Affiliated Managers Group, Inc.*	700	77,980
Ares Capital Corp.	967	19,185
E*Trade Financial Corp.*	400	9,752
Federated Investors, Inc., Class B	100	3,531
GFI Group, Inc.*	1,800	115,164
Greenhill & Co., Inc.	100	7,493
Lazard Ltd., Class A	4,250	215,730
Legg Mason, Inc.	1,450	152,033
Nuveen Investments, Inc., Class A	200	9,900
optionsXpress Holdings, Inc.	3,900	92,625

		703,393

Commercial Banks (1.7%)
East West Bancorp, Inc.	700	26,880
First Republic Bank/California	1,200	64,464
First State Bancorp/New Mexico	690	15,953
Signature Bank/New York*	600	19,866
UCBH Holdings, Inc.	2,200	41,250
UMB Financial Corp.	400	14,628
Western Alliance Bancorp*	900	30,240
Whitney Holding Corp.	1,600	50,624

		263,905

Diversified Financial Services (1.9%)
CBOT Holdings, Inc., Class A*	650	109,720
Financial Federal Corp.	600	17,160
Nasdaq Stock Market, Inc.*	4,400	149,952
Primus Guaranty Ltd.*	2,700	31,995

		308,827

Insurance (1.1%)
Ambac Financial Group, Inc.	1,400	123,340
National Financial Partners Corp.	1,000	49,100

		172,440

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (1.0%)
CapitalSource, Inc. (REIT)	1,717	$47,715
FelCor Lodging Trust, Inc. (REIT)	2,500	55,175
LaSalle Hotel Properties (REIT)	1,100	52,371

		155,261

Real Estate Management & Development (1.3%)
CB Richard Ellis Group, Inc., Class A*	5,200	195,572
Jones Lang LaSalle, Inc.	100	10,450

		206,022

Thrifts & Mortgage Finance (0.4%)
Clayton Holdings, Inc.*	3,560	65,717

Total Financials		1,875,565

Health Care (14.9%)
Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.*	600	24,942
Angiotech Pharmaceuticals, Inc.*	2,300	20,148
BioMarin Pharmaceuticals, Inc.*	2,400	45,456
Celgene Corp.*	2,750	147,620
Coley Pharmaceutical Group, Inc.*.	1,700	17,017
Keryx Biopharmaceuticals, Inc.*	1,300	14,833
Myriad Genetics, Inc.*	1,600	57,184
Panacos Pharmaceuticals, Inc.*	1,000	3,910
PDL BioPharma, Inc.*	4,625	94,858
Senomyx, Inc.*	2,500	36,550
Trimeris, Inc.*	1,500	20,190
United Therapeutics Corp.*	500	26,800

		509,508

Health Care Equipment & Supplies (3.2%)
American Medical Systems Holdings, Inc.*	3,700	73,630
ArthroCare Corp.*	1,800	66,420
C.R. Bard, Inc	700	57,764
Cytyc Corp.*	500	14,460
DexCom, Inc.*	1,600	14,240
Gen-Probe, Inc.*	1,100	56,892
Kyphon, Inc.*	2,000	93,580
Meridian Bioscience, Inc.	2,400	71,160
ResMed, Inc.*	800	42,064
Stereotaxis, Inc.*	200	2,056
Varian Medical Systems, Inc.*	200	9,226

		501,492

Health Care Providers & Services (4.0%)
Coventry Health Care, Inc.*	150	7,732
Express Scripts, Inc.*	100	6,952
HealthExtras, Inc.*	1,300	33,228
Healthways, Inc.* .	600	27,246
Henry Schein, Inc.*	3,200	162,464
Psychiatric Solutions, Inc.*	5,750	223,905
RehabCare Group, Inc.*	600	9,108
VCA Antech, Inc.*	3,375	113,468
WellCare Health Plans, Inc.*	692	53,616

		637,719

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.* .	2,000	61,200
TriZetto Group, Inc.*	4,200	87,108

		148,308

Life Sciences Tools & Services (2.5%)
Advanced Magnetics, Inc.*	300	18,279
Covance, Inc.*	875	53,944
ICON plc (ADR)*	1,600	59,680
Molecular Devices Corp.*	800	28,144
Nektar Therapeutics*	2,600	33,020
Parexel International Corp.*	1,900	62,225
Pharmaceutical Product Development, Inc.	200	$6,900
Varian, Inc.*	1,400	74,914
Ventana Medical Systems, Inc.*	1,300	54,730
Waters Corp.*	100	5,669

		397,505

Pharmaceuticals (1.0%)
Adams Respiratory Therapeutics, Inc.*	1,400	62,790
Endo Pharmaceuticals Holdings, Inc.*	400	12,288
Impax Laboratories, Inc.*(b)	2,100	21,525
Medicines Co.*	1,600	48,992
Penwest Pharmaceuticals Co.*	1,100	15,664

		161,259

Total Health Care		2,355,791

Industrials (15.9%)
Aerospace & Defense (1.8%)
Argon ST, Inc.*	1,800	40,518
Empresa Brasileira de Aeronautica S.A. (ADR)	200	8,110
Hexcel Corp.*	4,000	76,960
Precision Castparts Corp.	1,675	148,891
Rockwell Collins, Inc.	87	5,934
Spirit Aerosystems Holdings, Inc., Class A*	200	6,126

		286,539

Air Freight & Logistics (1.4%)
CH Robinson Worldwide, Inc.	200	10,610
Expeditors International of Washington, Inc.	100	4,269
Forward Air Corp.	1,200	37,656
UTi Worldwide, Inc.	5,575	169,480

		222,015

Airlines (0.3%)
JetBlue Airways Corp.*	3,700	50,616

Commercial Services & Supplies (6.1%)
Administaff, Inc.	2,200	90,068
American Reprographics Co.*	2,800	87,696
Corporate Executive Board Co.	700	63,511
Herman Miller, Inc.	400	15,040
Innerworkings, Inc.*	4,200	53,970
Kenexa Corp.*	1,100	40,150
Knoll, Inc.	3,800	83,562
LECG Corp.*	1,500	21,585
Monster Worldwide, Inc.*	1,975	97,585
PeopleSupport, Inc.*	2,500	59,625
Resources Connection, Inc.*	3,700	116,180
Robert Half International, Inc.	400	16,280
Stericycle, Inc.*	2,950	227,150

		972,402

Construction & Engineering (1.1%)
Fluor Corp.	1,350	111,510
Granite Construction, Inc.	1,100	58,916

		170,426

Electrical Equipment (1.0%)
Ametek, Inc.	2,450	84,917
Baldor Electric Co.	1,900	67,108

		152,025

Machinery (2.8%)
Flowserve Corp.*	900	47,763
IDEX Corp.	1,550	80,445
Joy Global, Inc.	2,000	92,940
Lincoln Electric Holdings, Inc.	1,400	85,078
Manitowoc Co., Inc.	800	41,488
Terex Corp.*	200	11,378

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Trinity Industries, Inc.	300	$11,475
Watts Water Technologies, Inc., Class A	1,500	65,955

		436,522

Road & Rail (0.4%)
JB Hunt Transport Services, Inc.	300	7,539
Knight Transportation, Inc.	3,175	59,690

		67,229

Trading Companies & Distributors (1.0%)
Beacon Roofing Supply, Inc.*	1,600	33,344
Fastenal Co.	1,625	60,580
MSC Industrial Direct Co.	1,300	56,147
WESCO International, Inc.*	100	6,072

		156,143

Total Industrials		2,513,917

Information Technology (21.2%)
Communications Equipment (2.0%)
Arris Group, Inc.*	5,200	73,944
Ciena Corp.*	1,400	39,326
F5 Networks, Inc.*	1,175	83,942
Harris Corp.	400	20,328
Ixia*	3,000	28,350
NETGEAR, Inc.*	800	20,600
ViaSat, Inc.*	1,300	42,861

		309,351

Computers & Peripherals (1.9%)
Electronics for Imaging, Inc.*	1,600	36,880
Network Appliance, Inc.*	2,000	75,200
QLogic Corp.*	4,975	91,043
Rackable Systems, Inc.*	1,900	36,290
Synaptics, Inc.*	2,100	56,826

		296,239

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	1,230	83,296
Flir Systems, Inc.*	3,100	95,821
Jabil Circuit, Inc.	300	7,197
National Instruments Corp.	1,600	46,096
Tektronix, Inc.	2,500	70,675
Trimble Navigation Ltd.*	1,500	84,870

		387,955

Internet Software & Services (1.3%)
aQuantive, Inc.*	2,300	61,640
Ariba, Inc.*	3,500	32,550
Entrust, Inc.*	7,400	28,490
Marchex, Inc., Class B	1,900	23,123
ValueClick, Inc.*	2,100	53,592

		199,395

IT Services (3.8%)
Alliance Data Systems Corp.*	1,640	111,405
BearingPoint, Inc.*	5,500	44,055
Cognizant Technology Solutions Corp., Class A*	1,325	113,009
Global Cash Access Holdings, Inc.*	2,900	46,458
Global Payments, Inc.	300	11,328
Heartland Payment Systems, Inc.	1,300	34,658
Iron Mountain, Inc.*	2,850	79,743
RightNow Technologies, Inc.*	2,000	28,760
Sapient Corp.*	6,800	42,704
VeriFone Holdings, Inc.*	2,200	87,934

		600,054

Semiconductors & Semiconductor Equipment (5.8%)
Atheros Communications, Inc.*	2,000	47,520
Exar Corp.*	3,400	44,540
FormFactor, Inc.*	1,760	71,544
Hittite Microwave Corp.*	1,700	59,126
Integrated Device Technology, Inc.*	7,945	120,208
Intersil Corp., Class A	1,200	$28,272
Lam Research Corp.*	600	27,486
Microchip Technology, Inc.	300	10,428
Microsemi Corp.*	3,870	70,434
Microtune, Inc.*	2,500	12,550
NVIDIA Corp.*	2,500	76,625
ON Semiconductor Corp.*	2,400	20,064
Power Integrations, Inc.*	2,200	49,896
Silicon Laboratories, Inc.*	2,600	83,486
Trident Microsystems, Inc.*	1,200	25,044
Varian Semiconductor Equipment Associates, Inc.*	2,750	113,162
Xilinx, Inc.	2,500	60,750

		921,135

Software (4.0%)
Activision, Inc.*	9,338	159,026
Altiris, Inc.*	1,500	49,095
Amdocs Ltd.*	1,100	38,148
Commvault Systems, Inc.*	1,800	32,310
Hyperion Solutions Corp.*	250	10,555
Micros Systems, Inc.*	1,000	56,300
Nuance Communications, Inc.*	6,200	71,424
Parametric Technology Corp.*	1,100	21,802
Quest Software, Inc.*	4,860	72,560
THQ, Inc.*	1,450	43,935
TIBCO Software, Inc.*	7,040	65,331
Witness Systems, Inc.*	900	20,376

		640,862

Total Information Technology		3,354,991

Materials (2.4%)
Chemicals (0.7%)
Cabot Corp.	1,000	44,740
FMC Corp.	500	38,925
Minerals Technologies, Inc.	500	29,035

		112,700

Construction Materials (1.1%)
Headwaters, Inc.*	1,500	34,080
Martin Marietta Materials, Inc.	1,250	144,275

		178,355

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	290	30,012
RTI International Metals, Inc.*	800	65,400

		95,412

Total Materials		386,467

Telecommunication Services (4.9%)
Diversified Telecommunication Services (2.1%)
NeuStar, Inc., Class A*	2,000	61,780
Time Warner Telecom, Inc., Class A*	11,275	262,482

		324,262

Wireless Telecommunication Services (2.8%)
American Tower Corp., Class A*	4,925	196,163
Crown Castle International Corp.* .	200	7,032
NII Holdings, Inc.*	2,200	162,360
SBA Communications Corp., Class A*	2,700	80,217

		445,772

Total Telecommunication Services		770,034

Total Common Stocks (97.4%) (Cost $12,966,118)		15,416,485

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.1%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $490,960)	$490,960	$490,960

Total Investments (100.5%) (Cost/Amortized Cost $13,457,078)		15,907,445
Other Assets Less Liabilities (-0.5%)		(84,802)

Net Assets (100%)		$15,822,643

*	Non-income producing.

(b)	Illiquid security.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,098,573
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,028,586

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,827,028
Aggregate gross unrealized depreciation	(454,032)

Net unrealized appreciation	$2,372,996

Federal income tax cost of investments	$13,534,449

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (1.3%)
American Axle & Manufacturing Holdings, Inc..	2,700	$56,106
Autoliv, Inc.	1,350	81,459
BorgWarner, Inc.	1,200	82,248
TRW Automotive Holdings Corp.*	1,500	39,225

		259,038

Distributors (0.0%)
Coast Distribution System	100	860
Source Interlink Cos., Inc.*	530	3,896

		4,756

Diversified Consumer Services (0.8%)
CPI Corp.	60	3,240
Nobel Learning Communities, Inc.*	300	3,510
Regis Corp.	3,242	135,483
Service Corp. International	1,320	14,058
Stewart Enterprises, Inc., Class A	200	1,422

		157,713

Hotels, Restaurants & Leisure (1.7%)
Bluegreen Corp.* .	390	5,101
Bob Evans Farms, Inc.	850	28,874
Brinker International, Inc.	200	6,310
Burger King Holdings, Inc.*	700	14,532
CBRL Group, Inc.	903	42,342
Cheesecake Factory, Inc.*	4,750	131,242
Churchill Downs, Inc.	130	5,433
Friendly Ice Cream Corp.*	300	3,660
Frisch’s Restaurants, Inc.	200	5,900
ILX Resorts, Inc.	200	1,898
Interstate Hotels & Resorts, Inc.*	700	5,152
J. Alexander’s Corp.	200	1,770
Lodgian, Inc.*	20	264
Marcus Corp.	100	2,391
Mexican Restaurants, Inc.*	200	2,088
Nathan’s Famous, Inc.*	200	3,000
Ruby Tuesday, Inc.	2,700	77,247
Silverleaf Resorts, Inc.*	770	3,319

		340,523

Household Durables (0.9%)
American Biltrite, Inc.*	10	91
Avatar Holdings, Inc.*	50	4,034
Basset Furniture Industries, Inc.	400	6,336
Black & Decker Corp.	300	26,184
La-Z-Boy, Inc.	1,100	14,168
Leggett & Platt, Inc.	3,150	76,356
National Presto Industries, Inc.	190	11,932
Newell Rubbermaid, Inc.	1,100	32,494
Skyline Corp.	240	9,069

		180,664

Internet & Catalog Retail (0.6%)
1-800-FLOWERS.COM, Inc., Class A*	600	4,236
Coldwater Creek, Inc.*	5,000	93,250
Collegiate Pacific, Inc.	300	2,673
GSI Commerce, Inc.*	200	3,258
Nutri/System, Inc.*	100	4,405
Systemax, Inc.*	200	4,364

		112,186

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	1,660	47,144
JAKKS Pacific, Inc.*	837	16,966
RC2 Corp.*	120	4,741

		68,851

Media (2.2%)
Cinram International Income Fund	7,100	136,538
Entercom Communications Corp., Class A	3,000	$84,570
Media General, Inc., Class A	100	4,001
R.H. Donnelley Corp.*	3,117	207,530
Scholastic Corp.*	100	3,535

		436,174

Multiline Retail (1.0%)
Big Lots, Inc.*	2,440	63,269
Federated Department Stores, Inc.	3,066	127,209

		190,478

Specialty Retail (2.3%)
Asbury Automotive Group, Inc.	400	9,784
AutoNation, Inc.*	2,490	55,901
Books-A-Million, Inc.	100	1,910
Cato Corp., Class A	230	5,191
Charming Shoppes, Inc.*	2,920	38,310
Circuit City Stores, Inc.	3,900	79,599
Foot Locker, Inc.	4,800	107,712
Gap, Inc.	4,800	92,016
Gymboree Corp.*	287	12,424
Hastings Entertainment, Inc.*	300	1,770
Haverty Furniture Cos., Inc.	200	3,062
Jennifer Convertibles, Inc.*	100	450
OfficeMax, Inc.	1,000	48,290
Restoration Hardware, Inc.*	799	5,601
Rex Stores Corp.*	200	3,296

		465,316

Textiles, Apparel & Luxury Goods (1.4%)
Brown Shoe Co., Inc.	105	5,707
Culp, Inc.*	280	1,806
Cutter & Buck, Inc.	100	1,297
Jones Apparel Group, Inc	4,370	149,279
Liz Claiborne, Inc.	2,000	88,800
Movado Group, Inc.	150	4,305
Steven Madden Ltd.	291	8,648
Stride Rite Corp .	400	6,904
Wolverine World Wide, Inc.	200	6,154

		272,900

Total Consumer Discretionary		2,488,599

Consumer Staples (3.6%)
Beverages (0.4%)
Molson Coors Brewing Co., Class B	780	63,024
Pepsi Bottling Group, Inc.	800	25,304

		88,328

Food & Staples Retailing (0.6%)
Ingles Markets, Inc., Class A	400	14,648
Longs Drug Stores Corp.	370	15,910
Ruddick Corp.	390	10,842
Smart & Final, Inc.*	250	4,635
Spartan Stores, Inc.	100	2,366
Topps Co., Inc.	383	3,769
Village Super Market, Inc., Class A	100	8,498
Weis Markets, Inc.	500	21,640
Whole Foods Market, Inc.	700	30,233

		112,541

Food Products (2.5%)
Bunge Ltd.	1,800	138,510
Corn Products International, Inc.	1,800	61,650
Diamond Foods, Inc.	347	6,631
Flowers Foods, Inc.	1,055	29,667
J & J Snack Foods Corp.	100	4,128
PAN Fish A.S.A.*	74,000	78,925
Pilgrim’s Pride Corp., Class B	3,650	115,595
Smithfield Foods, Inc.*	1,200	31,512
Tasty Baking Co.	100	925

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	1,700	$30,175

		497,718

Household Products (0.0%)
Oil-Dri Corp. of America	250	4,090

Personal Products (0.0%)
Natural Alternatives International, Inc.*	300	2,700
Schiff Nutrition International, Inc.*	300	2,043

		4,743

Tobacco (0.1%)
Universal Corp.	190	9,182

Total Consumer Staples		716,602

Energy (4.4%)
Energy Equipment & Services (1.6%)
Basic Energy Services, Inc.*	40	948
Cameron International Corp.*	1,150	60,375
Horizon Offshore, Inc.*	270	4,536
Input/Output, Inc.*	520	7,119
Lufkin Industries, Inc.	460	27,531
SBM Offshore N.V.	779	27,372
SEACOR Holdings, Inc.*	200	20,246
Superior Energy Services, Inc.*	262	7,944
Tetra Technologies, Inc.*	200	4,632
Tidewater, Inc.	1,300	67,041
Trico Marine Services, Inc.*	350	11,386
Weatherford International Ltd.*	2,050	82,779

		321,909

Oil, Gas & Consumable Fuels (2.8%)
Adams Resources & Energy, Inc.	200	5,980
Arch Coal, Inc.	1,500	44,580
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*§	7,100	40,089
Consol Energy, Inc.	2,800	96,404
Holly Corp.	300	15,807
Mariner Energy, Inc.*	1,625	32,679
Murphy Oil Corp.	2,410	119,801
Newfield Exploration Co.*	1,600	68,496
Noble Energy, Inc .	1,600	85,456
Rosetta Resources, Inc.*	400	7,524
Swift Energy Co.*	100	4,434
Teton Energy Corp.*	500	2,660
Western Refining, Inc.	800	21,880

		545,790

Total Energy		867,699

Financials (22.5%)
Capital Markets (3.1%)
A.G. Edwards, Inc.	400	26,484
Affiliated Managers Group, Inc.*	700	77,980
American Physicians Service Group	200	3,442
Apollo Investment Corp.	1,700	37,740
Cohen & Steers, Inc.	400	19,500
E*Trade Financial Corp.*	9,250	225,515
Federated Investors, Inc., Class B	3,750	132,412
Knight Capital Group, Inc., Class A*	2,352	42,501
MVC Capital, Inc.	100	1,526
Raymond James Financial, Inc.	890	28,409
SWS Group, Inc.	495	12,489

		607,998

Commercial Banks (3.0%)
Amcore Financial, Inc.	400	13,508
Banco Latinoamericano de Exportaciones S.A.	100	1,674
Britton & Koontz Capital Corp.	200	3,880
Brunswick Bancorp*	20	255
Centrue Financial Corp.	200	$3,816
City National Corp./California	300	21,579
Codorus Valley Bancorp, Inc.	105	2,052
Commerce Bancorp, Inc./ New Jersey	1,840	62,155
Community Bank Sharesof Indiana, Inc.	10	218
Community Capital Corp.	100	2,067
Community West Bancshares	200	3,142
Cowlitz Bancorp*	200	3,344
Desert Community Bank/California	40	704
Exchange National Bancshares, Inc.	100	3,412
Farmers Capital Bank Corp.	200	6,748
First Citizens BancShares, Inc./ North Carolina, Class A	100	20,499
First Indiana Corp.	104	2,470
First Mariner Bancorp, Inc.*	200	3,450
FirstMerit Corp.	1,650	37,158
FNB Corp./Virginia	13	517
FNB Financial Services Corp.	3	43
FNB United Corp.	200	3,468
Habersham Bancorp.	110	2,695
HF Financial Corp.	242	4,320
Horizon Bancorp/Indiana	100	2,753
Huntington Bancshares, Inc./Ohio	3,200	74,496
Integra Bank Corp.	30	743
Intervest Bancshares Corp.*	50	1,517
Leesport Financial Corp.	210	5,118
Marshall & Ilsley Corp.	2,500	117,650
MidWestOne Financial Group, Inc.	200	3,900
National Mercantile Bancorp*	250	3,295
Ohio Valley Banc Corp.	200	5,050
Peoples Bancorp of North Carolina, Inc.	110	3,060
Peoples Banctrust Co., Inc.	110	2,640
Renasant Corp.	330	9,369
Republic First Bancorp, Inc.*	369	4,749
SVB Financial Group*	2,211	103,143
UnionBanCal Corp.	700	45,234
United Bancorp, Inc./Ohio	220	2,233
United Bancshares, Inc./Ohio	100	1,600
United Security Bancshares/Alabama	50	1,466

		591,190

Consumer Finance (0.6%)
Advanta Corp., Class A	700	30,114
Advanta Corp., Class B	50	2,321
Cash America International, Inc.	200	8,542
CompuCredit Corp.*	500	17,695
Consumer Portfolio Services, Inc.*	600	4,392
Dollar Financial Corp.*	300	9,609
EZCORP, Inc., Class A*	900	15,057
First Marblehead Corp.	570	31,008

		118,738

Diversified Financial Services (1.1%)
Ampal American Israel, Class A*	100	459
California First National Bancorp.	100	1,400
CIT Group, Inc.	1,900	112,024
Genesis Lease Ltd. (ADR)*	3,700	95,904
Pico Holdings, Inc.*	140	6,020

		215,807

Insurance (8.3%)
Alleghany Corp.*	220	78,872
Ambac Financial Group, Inc.	1,300	114,530
American Equity Investment Life Holding Co.	1,410	18,062
American National Insurance Co .	300	36,732

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
American Safety Insurance Holdings Ltd.*	280	$5,177
Arch Capital Group Ltd.*	920	59,423
Arthur J. Gallagher & Co.	4,100	117,547
Aspen Insurance Holdings Ltd.	2,200	56,364
Assurant, Inc.	1,320	73,366
Conseco, Inc.*	700	13,895
Endurance Specialty Holdings Ltd.	1,380	46,920
Everest Reinsurance Group Ltd.	850	79,560
FBL Financial Group, Inc., Class A	400	15,524
First American Corp.	602	25,513
Great American Financial Resources, Inc.	510	11,291
Harleysville Group, Inc.	400	13,600
IPC Holdings Ltd .	1,500	44,175
Kansas City Life Insurance Co.	200	9,998
KMG America Corp.*	600	5,550
Max Reinsurance Capital Ltd.	981	23,544
Mercer Insurance Group, Inc.	200	3,640
Midland Co.	300	13,794
National Western Life Insurance Co., Class A*	140	32,129
Odyssey Reinsurance Holdings Corp.	290	11,441
Old Republic International Corp.	6,859	152,956
PartnerReinsurance Ltd.	1,000	68,000
Platinum Underwriters Holdings Ltd.	2,100	62,685
Presidential Life Corp.	600	13,038
Reinsurance Group of America, Inc.	1,600	93,040
RenaissanceReinsurance Holdings Ltd.	1,020	54,335
Selective Insurance Group, Inc.	54	2,778
Unico American Corp.*	200	2,616
United America Indemnity Ltd., Class A*	893	21,539
UnumProvident Corp.	3,400	74,800
Wesco Financial Corp.	120	58,056
Willis Group Holdings Ltd.	3,150	128,709

		1,643,199

Real Estate Investment Trusts (REITs) (3.9%)
American Campus Communities, Inc. (REIT)	390	12,429
Ashford Hospitality Trust, Inc. (REIT)	1,900	23,389
Cousins Properties, Inc. (REIT)	870	34,052
Eagle Hospitality Properties Trust, Inc. (REIT)	500	5,025
Extra Space Storage, Inc. (REIT)	1,800	35,532
Franklin Street Properties Corp. (REIT)	500	10,275
Gladstone Commercial Corp. (REIT)	50	1,015
Highland Hospitality Corp. (REIT)	1,700	26,996
HRPT Properties Trust (REIT)	5,820	75,776
Innkeepers USA Trust (REIT)	1,300	21,307
iStar Financial, Inc. (REIT)	160	8,024
KKR Financial Corp. (REIT)	4,700	127,182
LaSalle Hotel Properties (REIT)	220	10,474
LTC Properties, Inc. (REIT)	600	16,920
Medical Properties Trust, Inc. (REIT)	1,200	18,756
Monmouth, Class A (REIT)	500	4,350
National Health Investors, Inc. (REIT)	470	15,087
National Retail Properties, Inc. (REIT)	1,130	26,838
NorthStar Realty Finance Corp. (REIT)	1,640	28,946
Omega Healthcare Investors, Inc. (REIT)	1,100	19,943
One Liberty Properties, Inc. (REIT)	220	5,324
Spirit Finance Corp. (REIT)	3,000	$37,560
Strategic Hotels & Resorts, Inc. (REIT)	2,200	47,344
Sunstone Hotel Investors, Inc. (REIT)	1,880	53,185
Supertel Hospitality, Inc. (REIT)	300	2,085
Urstadt Biddle Properties, Inc. (REIT)	400	7,192
Weingarten Realty Investors (REIT)	1,680	83,177
Winston Hotels, Inc. (REIT)	900	12,537
Winthrop Realty Trust (REIT)	1,200	8,088

		778,808

Real Estate Management & Development (0.1%)
Stratus Properties, Inc.*	66	2,246
United Capital Corp.*	400	12,740
Wellsford Real Properties, Inc.*	300	2,262

		17,248

Thrifts & Mortgage Finance (2.4%)
BankUnited Financial Corp., Class A	1,064	29,356
Beverly Hills Bancorp, Inc.	500	3,925
Camco Financial Corp.	200	2,460
CFS Bancorp, Inc.	110	1,627
Corus Bankshares, Inc.	916	19,511
Delta Financial Corp.	600	6,552
Farmer Mac, Class C	400	11,108
First Defiance Financial Corp .	300	8,685
First Place Financial Corp./Ohio	209	4,978
FirstFed Financial Corp.*	410	28,269
Franklin Bank Corp./Texas*	800	15,200
Guaranty Federal Bancshares, Inc.	180	5,184
ITLA Capital Corp.	102	6,197
MutualFirst Financial, Inc.	200	4,014
New Hampshire Thrift Bancshares, Inc.	200	3,160
New York Community Bancorp, Inc.	6,071	102,539
Northeast Bancorp.	200	3,912
OceanFirst Financial Corp.	230	5,069
Park Bancorp, Inc.	200	6,700
Parkvale Financial Corp.	100	3,006
People’s Bank/Connecticut	2,795	125,747
Provident Financial Holdings, Inc.	167	4,718
Radian Group, Inc.	80	4,818
TF Financial Corp.	200	6,056
United Community Financial Corp./Ohio	367	4,536
Washington Savings Bank
FSB/Maryland	40	350
Webster Financial Corp.	1,300	64,766
Willow Financial Bancorp, Inc.	330	4,732

		487,175

Total Financials		4,460,163

Health Care (9.4%)
Biotechnology (1.1%)
Cephalon, Inc.*	980	70,962
Digene Corp.*	500	25,725
Infinity Pharmaceuticals, Inc.*	200	2,914
Theravance, Inc.*	3,400	116,688

		216,289

Health Care Equipment & Supplies (3.3%)
Allied Healthcare Products, Inc.*	300	1,545
Bausch & Lomb, Inc	2,300	128,064
Beckman Coulter, Inc	1,100	70,972
Cooper Cos., Inc	1,700	81,090
Datascope Corp	390	14,407
Edwards Lifesciences Corp.*	2,000	102,320
Hillenbrand Industries, Inc	1,750	99,768
Hospira, Inc.*	3,130	115,121

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Immucor, Inc.*	589	$18,577
Span-America Medical Systems, Inc.	200	3,398
Viasys Healthcare, Inc.*	800	23,544

		658,806

Health Care Providers & Services (1.2%)
Almost Family, Inc.*	400	7,412
American Shared Hospital Services	120	780
Gentiva Health Services, Inc.*	290	5,742
HEALTHSOUTH Corp.*	4,010	93,794
Medcath Corp.*	260	7,446
National Healthcare Corp.	300	16,470
Res-Care, Inc.*	400	6,948
Triad Hospitals, Inc.*	2,250	95,625

		234,217

Health Care Technology (0.6%)
Emdeon Corp.*	1,930	27,522
IMS Health, Inc.	3,100	89,466

		116,988

Life Sciences Tools & Services (1.5%)
Medtox Scientific, Inc.*	300	3,732
Parexel International Corp.*	200	6,550
Thermo Fisher Scientific, Inc.*	3,000	143,550
Varian, Inc.*	2,640	141,266

		295,098

Pharmaceuticals (1.7%)
Barr Pharmaceuticals, Inc.*	2,300	123,096
Endo Pharmaceuticals Holdings, Inc.*	3,700	113,664
Impax Laboratories, Inc.*	8,700	89,175
King Pharmaceuticals, Inc.*	640	11,430

		337,365

Total Health Care		1,858,763

Industrials (14.0%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*	2,250	182,250
Armor Holdings, Inc.*	10	605
Goodrich Corp.	3,600	176,472
Ladish Co., Inc.*	10	407
Sypris Solutions, Inc.	226	1,422
Triumph Group, Inc.	370	20,794

		381,950

Airlines (0.8%)
Alaska Air Group, Inc.*	900	38,565
Republic Airways Holdings, Inc.*	533	10,191
SkyWest, Inc.	390	10,585
UAL Corp.*	2,500	108,000

		167,341

Building Products (0.7%)
American Standard Cos., Inc.	1,600	79,024
American Woodmark Corp.	72	3,237
Ameron International Corp.	300	24,201
Griffon Corp.*	940	24,214
Patrick Industries, Inc.*	200	2,346

		133,022

Commercial Services & Supplies (1.6%)
Amrep Corp.	200	20,430
Bowne & Co., Inc .	60	902
CDI Corp.	120	3,115
Corrections Corp. of America*	510	24,847
Ecology And Environment, Inc.	200	2,200
Herman Miller, Inc.	140	5,264
IKON Office Solutions, Inc.	500	7,450
Interface, Inc., Class A*	360	5,479
Kelly Services, Inc., Class A	600	18,606
Layne Christensen Co.*	300	10,509
Nashua Corp.*	200	1,518
North American Galvanizing & Coating, Inc.*	100	$506
R.R. Donnelley & Sons Co.	2,300	85,330
RCM Technologies, Inc.*	300	2,034
Spherion Corp.*	1,500	12,345
Steelcase, Inc., Class A	560	10,971
Taleo Corp., Class A*	400	5,600
TeleTech Holdings, Inc.*	800	21,560
United Stationers, Inc.*	1,300	66,248
UTEK Corp.	20	219
Waste Industries USA, Inc.	400	11,828

		316,961

Construction & Engineering (1.0%)
Comfort Systems USA, Inc.	940	11,487
Foster Wheeler Ltd.*	28	1,497
Infrasource Services, Inc.*	490	10,412
Insituform Technologies, Inc.*	700	19,537
Meadow Valley Corp.*	38	446
Perini Corp.*	450	13,599
Shaw Group, Inc.*	1,900	64,144
URS Corp.*	1,800	77,346

		198,468

Electrical Equipment (0.5%)
Channell Commercial Corp.*	77	273
Espey Manufacturing & Electronics Corp.	400	7,320
Genlyte Group, Inc.*	650	49,251
Preformed Line Products Co.	200	6,960
Regal-Beloit Corp .	500	25,160
SL Industries, Inc.*	200	3,012
Superior Essex, Inc.*	248	7,914

		99,890

Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	750	61,080
McDermott International, Inc.*	600	30,984
Sequa Corp., Class A*	300	37,797
Standex International Corp.	500	14,570
Teleflex, Inc.	1,308	87,348
Tredegar Corp.	100	2,297
Walter Industries, Inc.	1,300	36,634

		270,710

Machinery (5.0%)
AGCO Corp.*	2,200	74,734
Ampco-Pittsburgh Corp.	10	298
Baldwin Technology Co.*	300	1,365
Dover Corp.	2,115	104,904
Freightcar America, Inc.	243	14,121
Gardner Denver, Inc.*	920	35,466
Hardinge, Inc.	300	4,410
Joy Global, Inc.	2,000	92,940
Kadant, Inc.*	310	8,479
Kennametal, Inc.	1,400	86,520
Lydall, Inc.*	400	5,356
Mueller Industries, Inc.	1,120	36,478
Mueller Water Products, Inc., Class B*	2,213	30,053
NACCO Industries, Inc., Class A	100	14,445
Parker Hannifin Corp.	400	33,104
Pentair, Inc.	2,750	85,690
Robbins & Myers, Inc.	300	13,044
SPX Corp.	2,260	158,629
Terex Corp.*	510	29,014
Toro Co.	1,600	82,032
Trinity Industries, Inc.	1,740	66,555
Twin Disc, Inc.	400	16,260

		993,897

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.0%)
B&H Ocean Carriers Ltd.*	300	$5,178

Road & Rail (0.7%)
Avis Budget Group, Inc.	2,800	71,288
Dollar Thrifty Automotive Group, Inc.*	20	942
Laidlaw International, Inc.	2,090	62,094
Smithway Motor Xpress Corp., Class A*	200	1,988

		136,312

Trading Companies & Distributors (0.4%)
Electro Rent Corp.*	40	627
Industrial Distribution Group, Inc.*	300	3,207
Rush Enterprises, Inc., Class A*	500	9,160
UAP Holding Corp.	2,400	60,120
Willis Lease Finance Corp.*	230	2,341

		75,455

Total Industrials		2,779,184

Information Technology (17.3%)
Communications Equipment (1.7%)
ADC Telecommunications, Inc.*	6,900	111,366
Applied Innovation, Inc.*	400	1,260
Arris Group, Inc.*	2,900	41,238
Avocent Corp.*	160	5,526
Black Box Corp .	477	19,595
CommScope, Inc.*	1,400	45,234
Communications Systems, Inc.	10	102
Comverse Technology, Inc.*	3,867	74,827
EMS Technologies, Inc.*	335	6,941
Powerwave Technologies, Inc.*	3,100	18,104
Tekelec*	320	4,928

		329,121

Computers & Peripherals (2.1%)
Astro-Med, Inc.	200	2,098
Avid Technology, Inc.*	600	22,200
Diebold, Inc.	2,540	117,729
NCR Corp.*	1,700	80,563
QLogic Corp.*	2,700	49,410
SimpleTech, Inc.*	500	5,470
Sun Microsystems, Inc.*	22,050	146,412

		423,882

Electronic Equipment & Instruments (4.2%)
Arrow Electronics, Inc.*	6,700	236,175
Avnet, Inc.*	3,310	102,775
AVX Corp.	700	10,115
Coherent, Inc.*	142	4,366
CTS Corp.	830	12,865
Flextronics International Ltd.*	7,000	81,410
Gerber Scientific, Inc.*	350	4,316
O.I. Corp.	200	2,122
Paxar Corp.*	200	4,396
Perceptron, Inc.*	300	2,979
Spectrum Control, Inc.*	100	1,202
Technitrol, Inc.	400	8,808
Tektronix, Inc.	5,674	160,404
Vishay Intertechnology, Inc.*	15,040	197,626

		829,559

Internet Software & Services (0.2%)
SAVVIS, Inc.*	150	6,723
United Online, Inc.	1,940	27,238

		33,961

IT Services (0.8%)
BearingPoint, Inc.*	5,400	43,254
Computer Task Group, Inc.*	485	2,279
Convergys Corp.*	700	18,228
Edgewater Technology, Inc.*	300	1,896
Inforte Corp.*	30	$113
Lightbridge, Inc.*	100	1,605
MPS Group, Inc.*	2,100	31,458
Unisys Corp.*	6,500	56,030
VeriFone Holdings, Inc.*	280	11,192

		166,055

Semiconductors & Semiconductor Equipment (7.3%)
Analog Devices, Inc.	4,900	160,475
ASML Holding N.V. (N.Y. Shares)*	4,300	109,736
Exar Corp.*	670	8,777
Fairchild Semiconductor International, Inc.*	4,800	85,488
FEI Co.*	400	10,064
Integrated Device Technology, Inc.*	1,200	18,156
International Rectifier Corp.*.	2,500	104,325
KLA-Tencor Corp.	1,850	91,076
Lam Research Corp.*	400	18,324
LSI Logic Corp.*	16,880	158,672
Maxim Integrated Products, Inc.	2,800	86,240
Micron Technology, Inc.*	7,900	102,305
MKS Instruments, Inc.*	1,081	23,641
National Semiconductor Corp.	3,600	83,268
Pericom Semiconductor Corp.*	700	6,979
RF Micro Devices, Inc.*	660	5,095
Rudolph Technologies, Inc.*	600	9,378
Semitool, Inc.*	700	7,868
Teradyne, Inc.*	9,150	136,335
Varian Semiconductor Equipment Associates, Inc.*	3,300	135,795
Veeco Instruments, Inc.*	336	6,448
Verigy Ltd.*	4,180	76,619

		1,445,064

Software (1.0%)
BMC Software, Inc.*	3,230	111,080
Captaris, Inc.*	700	6,167
ePlus, Inc.*	132	1,470
Moldflow Corp.*	300	4,311
SPSS, Inc.*	130	4,033
Sybase, Inc.*	2,500	64,725
Synopsys, Inc.*	520	13,832

		205,618

Total Information Technology		3,433,260

Materials (7.5%)
Chemicals (4.8%)
Arch Chemicals, Inc.	600	20,238
Ashland, Inc.	300	20,865
Celanese Corp., Class A	3,600	94,500
CF Industries Holdings, Inc.	1,150	35,075
Chemtura Corp.	7,800	89,856
Cytec Industries, Inc.	3,910	227,640
FMC Corp.	2,270	176,720
Hercules, Inc.*	2,900	56,869
Innospec, Inc.	340	18,190
International Flavors & Fragrances, Inc.	2,600	126,048
Material Sciences Corp.*	400	4,728
OM Group, Inc.*	90	4,397
Penford Corp.	96	1,719
PolyOne Corp.*	2,250	16,493
Schulman (A.), Inc.	560	11,693
Scotts Miracle-Gro Co., Class A	100	5,357
Sensient Technologies Corp.	1,450	35,786
Stepan Co.	270	8,627
Westlake Chemical Corp.	100	3,318

		958,119

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	500	$57,710

Containers & Packaging (0.8%)
AEP Industries, Inc.*	110	5,129
Crown Holdings, Inc.*	240	5,297
Owens-Illinois, Inc.*	4,000	89,040
Temple-Inland, Inc.	1,400	69,916

		169,382

Metals & Mining (1.6%)
Century Aluminum Co.*	1,200	54,696
Chaparral Steel Co.	670	34,358
Cleveland-Cliffs, Inc.	1,610	88,003
Commercial Metals Co.	510	13,826
Friedman Industries, Inc.	200	2,220
Metal Management, Inc.	500	20,520
Northwest Pipe Co.*	300	11,283
Reliance Steel & Aluminum Co.	330	13,741
RTI International Metals, Inc.*	450	36,787
Schnitzer Steel Industries, Inc .	750	28,875
Steel Dynamics, Inc.	220	8,626

		312,935

Total Materials		1,498,146

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	1,400	22,624
CenturyTel, Inc.	260	11,658
CT Communications, Inc.	559	13,656
D&E Communications, Inc.	336	4,298
Embarq Corp.	1,000	55,510
Golden Telecom, Inc.	500	25,890
Time Warner Telecom, Inc., Class A*	400	9,312
U.S. LEC Corp., Class A*	700	7,028
Windstream Corp .	1,100	16,368

		166,344

Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	1,900	27,892
USA Mobility, Inc.	730	14,819

		42,711

Total Telecommunication Services		209,055

Utilities (5.8%)
Electric Utilities (3.0%)
Cleco Corp.	220	5,619
Northeast Utilities	6,010	166,177
Pepco Holdings, Inc.	3,500	89,530
Pinnacle West Capital Corp .	1,600	78,064
PPL Corp.	3,600	128,160
UIL Holdings Corp.	566	21,966
Unisource Energy Corp.	1,100	41,272
Unitil Corp.	100	2,540
Westar Energy, Inc.	2,390	63,478

		596,806

Gas Utilities (0.8%)
AGL Resources, Inc.	200	7,860
Energy West, Inc.	3	33
Laclede Group, Inc.	340	11,043
Nicor, Inc.	1,000	45,500
UGI Corp.	2,600	71,266
WGL Holdings, Inc.	550	17,397

		153,099

Multi-Utilities (1.8%)
Alliant Energy Corp.	2,150	78,153
CH Energy Group, Inc.	500	25,520
MDU Resources Group, Inc.	3,750	96,937
OGE Energy Corp.	900	$34,848
Puget Energy, Inc.	1,400	34,384
Wisconsin Energy Corp.	2,000	93,120

		362,962

Water Utilities (0.2%)
American States Water Co.	200	7,838
Artesian Resources Corp., Class A	150	2,807
California Water Service Group	130	5,169
SJW Corp.	600	23,910

		39,724

Total Utilities		1,152,591

Total Common Stocks (98.1%) (Cost $16,216,755)		19,464,062

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.3%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $452,304)	$452,304	452,304

Total Investments (100.4%) (Cost/Amortized Cost $16,669,059)		19,916,366
Other Assets Less Liabilities (-0.4%)		(81,210)

Net Assets (100%)		$19,835,156

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $40,089 or 0.20% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,413,506
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,366,664

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,390,807
Aggregate gross unrealized depreciation	(198,484)

Net unrealized appreciation	$3,192,323

Federal income tax cost of investments	$16,724,043

For the three months ended January 31, 2007, the Fund incurred approximately $5 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $9 with Williams Capital Corp., affiliated broker/dealers.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.5%)
BHP Billiton Ltd.	11,732	$236,641
Coles Group Ltd.	14,400	158,725
CSL Ltd.	6,099	328,007
Macquarie Airports Management Ltd.	35,200	96,794
Macquarie Bank Ltd.	8,506	533,623
National Australia Bank Ltd.	6,800	212,903
QBE Insurance Group Ltd.	7,400	176,547
Zinifex Ltd.	8,400	106,709

Total Australia		1,849,949

Austria (1.7%)
Erste Bank der Oesterreichischen Sparkassen AG	7,245	561,953
OMV AG	3,000	160,105
voestalpine AG	3,200	184,626

Total Austria		906,684

Belgium (1.3%)
Dexia	5,403	159,867
Fortis (Brussels Exchange)	6,100	255,396
Fortis (London Exchange)	5,183	217,071
KBC Groep N.V.	700	88,005

Total Belgium		720,339

Brazil (1.8%)
Cia Vale do Rio Doce (ADR)	7,464	253,253
Gafisa S.A.*§	7,602	110,887
Petroleo Brasileiro S.A. (ADR)	2,032	199,705
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	4,438	420,856

Total Brazil		984,701

Canada (2.0%)
Canadian National Railway Co.	4,175	190,756
Celestica, Inc.*	3,600	21,288
EnCana Corp.	2,200	105,210
Gerdau Ameristeel Corp.	4,000	40,325
ING Canada, Inc.	2,900	130,087
IPSCO, Inc.	1,302	131,237
Nexen, Inc.	1,302	78,369
Shoppers Drug Mart Corp.	4,197	178,845
Teck Cominco Ltd., Class B	2,800	205,802

Total Canada		1,081,919

China (0.5%)
Industrial & Commercial Bank of China Ltd., Class H*§	455,000	263,944

Finland (0.9%)
Nokia Oyj	21,880	477,373

France (10.7%)
Accor S.A	3,660	302,481
Air France-KLM	1,900	85,228
BNP Paribas	5,878	653,445
Cie de Saint-Gobain	4,008	377,073
Compagnie Generale des Etablissements Michelin, Class B	1,900	173,321
Credit Agricole S.A.	6,569	280,496
Imerys S.A.	1,556	147,198
J.C. Decaux S.A.	6,101	179,964
Lafarge S.A.	1,561	238,342
Pernod-Ricard S.A.	500	102,072
Renault S.A.	3,400	419,502
Sanofi-Aventis	5,935	520,191
Societe Generale	1,890	332,783
Total S.A.	15,538	1,045,886
Vallourec	1,643	423,370
Veolia Environnement	6,263	$437,442

Total France		5,718,794

Germany (6.2%)
Allianz SE (Registered)	300	59,645
BASF AG	3,191	306,554
Bayerische Motoren Werke (BMW) AG	1,297	78,876
Continental AG	5,969	720,261
Deutsche Lufthansa AG (Registered)	8,600	239,821
Deutsche Post AG (Registered)	7,062	216,571
Deutsche Telekom AG (Registered)	8,700	152,620
E.ON AG	2,500	338,637
Linde AG	453	48,375
Muenchener Rueckversicherungs AG (Registered)	2,300	361,637
RWE AG	2,710	281,721
SAP AG	3,040	140,039
Siemens AG (Registered)	2,510	275,640
TUI AG	4,000	83,529

Total Germany		3,303,926

Hong Kong (3.5%)
China Merchants Holdings International Co. Ltd.	4,000	14,650
China Mobile Ltd.	40,500	371,338
CNOOC Ltd. (ADR)	2,048	175,657
Esprit Holdings Ltd.	67,500	684,158
Melco PBL Entertainment Macau Ltd. (ADR)*	9,459	182,937
Shangri-La Asia Ltd.	76,040	203,999
Sino Land Co.	94,000	211,135

Total Hong Kong		1,843,874

India (0.5%)
ICICI Bank Ltd. (ADR)	5,647	249,315

Ireland (0.3%)
Bank of Ireland	6,560	146,108

Italy (4.6%)
Buzzi Unicem S.p.A.	3,900	110,074
ENI S.p.A.	26,026	835,342
Fondiaria-Sai S.p.A.	2,900	130,877
Fondiaria-Sai S.p.A. (RNC)	1,300	43,330
Intesa SanPaolo S.p.A.	132,468	995,805
Mediaset S.p.A.	8,800	105,889
UniCredito Italiano S.p.A.	26,600	245,414

Total Italy		2,466,731

Japan (19.8%)
Advantest Corp.	3,600	179,762
Astellas Pharma, Inc.	3,900	165,402
Bank of Yokohama Ltd.	14,000	112,847
Canon, Inc.	7,600	398,975
Chugai Pharmaceutical Co., Ltd.	4,000	89,451
Credit Saison Co., Ltd.	2,200	78,753
Daikin Industries Ltd.	10,202	336,524
EDION Corp.	4,700	65,977
Hirose Electric Co., Ltd.	700	82,755
Honda Motor Co., Ltd.	11,400	447,669
Hoya Corp.	4,500	162,946
Isuzu Motors Ltd.	34,000	169,775
Japan Tobacco, Inc.	80	383,598
JFE Holdings, Inc.	7,400	409,276
Marubeni Corp.	46,000	247,189
Mitsubishi Corp.	14,800	298,545
Mitsubishi UFJ Financial Group, Inc.	29	350,033
Mitsui Chemicals, Inc.	17,000	137,029
Mitsui Fudosan Co., Ltd.	7,000	181,134

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui O.S.K. Lines Ltd.	16,000	$166,138
Mitsui Trust Holdings, Inc.	28,000	305,787
Mizuho Financial Group, Inc.	49	352,431
Nidec Corp.	1,900	133,986
Nikko Cordial Corp.	8,000	78,307
Nippon Electric Glass Co., Ltd.	6,000	142,857
Nippon Mining Holdings, Inc.	14,500	103,931
Nippon Telegraph & Telephone Corp.	47	233,912
Nissan Motor Co., Ltd.	21,400	266,792
Nitto Denko Corp.	2,300	112,376
Nomura Holdings, Inc.	5,300	107,569
ORIX Corp.	1,250	357,556
Rengo Co., Ltd.	6,000	38,393
Secom Co., Ltd.	1,500	73,909
Sega Sammy Holdings, Inc.	6,590	169,435
Seiko Epson Corp.	4,100	110,499
Seven & I Holdings Co., Ltd.	6,000	180,060
Sharp Corp.	11,000	186,880
Shin-Etsu Chemical Co., Ltd.	2,600	168,518
SMC Corp.	1,200	170,635
Sony Corp.	6,600	302,828
Sumitomo Corp.	11,000	170,238
Sumitomo Heavy Industries Ltd.	20,000	207,341
Sumitomo Mitsui Financial Group, Inc.	61	620,288
Tokyo Electric Power Co., Inc.	5,800	197,073
Toshiba Corp.	26,000	165,509
Toyota Motor Corp.	14,100	926,712
Yamada Denki Co., Ltd.	2,700	223,661

Total Japan		10,571,261

Mexico (2.1%)
America Movil S.A. de C.V. (ADR)	10,267	455,444
Cemex S.A.B. de C.V. (Sponsored ADR)*	13,322	471,332
Fomento Economico Mexicano S.A.de C.V. (ADR)	897	107,703
Grupo Televisa S.A. (ADR)	2,372	69,879

Total Mexico		1,104,358

Netherlands (5.4%)
ABN AMRO Holding N.V.	7,528	239,665
Arcelor Mittal	5,823	269,753
Buhrmann N.V.	5,600	83,612
European Aeronautic Defence & Space Co. N.V.	6,170	204,128
ING Groep N.V. (CVA)	28,189	1,228,943
Koninklijke Philips Electronics N.V.	3,569	138,390
Reed Elsevier N.V.	10,401	181,650
Royal Dutch Shell plc, Class A	7,800	263,225
Wolters Kluwer N.V. (CVA)	9,973	298,196

Total Netherlands		2,907,562

Singapore (0.5%)
CapitaLand Ltd.	47,000	204,940
Flextronics International Ltd.*	3,300	38,379

Total Singapore		243,319

South Korea (0.2%)
Samsung Electronics Co., Ltd.	180	110,696

Spain (1.6%)
Altadis S.A.	3,533	189,102
Banco Bilbao Vizcaya Argentaria S.A.	10,300	254,972
Banco Santander Central Hispano S.A.	8,400	159,255
Repsol YPF S.A.	7,700	251,545

Total Spain		854,874

Sweden (2.0%)
Electrolux AB, Class B	4,800	90,591
Svenska Cellulosa AB, Class B	2,900	154,624
Telefonaktiebolaget LM Ericsson (ADR)	14,724	$585,868
Telefonaktiebolaget LM Ericsson, Class B	64,190	253,350

Total Sweden		1,084,433

Switzerland (10.2%)
ABB Ltd. (Registered)	16,069	283,313
Adecco S.A. (Registered)	2,314	148,172
Credit Suisse Group (Registered)	4,600	323,858
Holcim Ltd. (Registered)	3,183	314,269
Lonza Group AG (Registered)	3,959	373,437
Nestle S.A. (Registered)	1,875	685,582
Novartis AG (Registered)	6,944	398,175
Roche Holding AG	5,528	1,035,337
Swiss Reinsurance (Registered)	2,680	222,080
Syngenta AG (Registered)*	1,478	271,603
UBS AG (Registered)	15,748	981,884
Xstrata plc	5,030	233,540
Zurich Financial Services AG (Registered)	680	182,289

Total Switzerland		5,453,539

United Kingdom (19.7%)
AstraZeneca plc	4,300	239,038
Aviva plc	17,208	276,537
BAE Systems plc	85,551	699,554
Barclays plc	44,992	651,698
BG Group plc	16,470	215,514
BHP Billiton plc	4,700	87,214
BP plc	15,700	164,258
British American Tobacco plc	4,000	120,889
British Land Co. plc (REIT)	4,599	141,243
Burberry Group plc	6,760	87,133
Centrica plc	21,860	158,746
Diageo plc	18,819	364,680
Friends Provident plc	38,820	164,890
George Wimpey plc	4,700	49,495
GlaxoSmithKline plc	19,832	529,881
HBOS plc	14,750	320,764
HSBC Holdings plc	30,400	553,962
J Sainsbury plc	29,512	250,563
Kingfisher plc	29,399	137,678
Man Group plc	36,996	387,245
Northern Rock plc	16,737	384,614
Persimmon plc	3,300	89,528
Punch Taverns plc	8,120	182,305
Reckitt Benckiser plc	7,587	363,696
Royal Bank of Scotland Group plc	28,356	1,135,057
Schroders plc	4,934	105,753
Smith & Nephew plc	15,271	171,203
Standard Chartered plc	8,445	241,342
Tesco plc	93,361	763,873
Vodafone Group plc	276,413	800,755
Wm. Morrison Supermarkets plc	37,263	206,052
Wolseley plc	9,911	255,689
WPP Group plc	14,679	214,632

Total United Kingdom		10,515,481

Total Common Stocks (99.0%) (Cost $41,985,106)		52,859,180

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Time Deposit (1.9%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $1,039,906)	$1,039,906	$1,039,906

Total Investments (100.9%) (Cost/Amortized Cost $43,025,012)		53,899,086
Other Assets Less Liabilities (-0.9%)		(480,758)

Net Assets (100.0%)		$53,418,328

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $374,831 or 0.70% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification

As A Percentage of Total Net Assets

Financials
Commercial Banks	18.5%
Capital Markets	4.7
Insurance	3.3
Diversified Financial Services	3.2
Real Estate Management & Development .	1.1
Consumer Finance	0.8
Thrifts & Mortgage Finance	0.7
Real Estate Investment Trusts (REITs)	0.3

Total Financials		32.6%
Consumer Discretionary		14.1
Industrials		9.9
Materials		9.5
Consumer Staples		7.6
Energy		6.7
Health Care		6.5
Information Technology		5.6
Telecommunications Services		3.8
Utilities		2.7
Cash and Other		1.0

Total		100.0%

At January 31, 2007 the Fund had the following futures contracts open: (Note 1)

	Number of	Expiration	Original	Value at	Unrealized
Purchase	Contracts	Date	Value	1/31/07	Appreciation
Dow Jones Euro Stoxx 50 Index	3	March-07	$158,921	$163,458	$4,537

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,788,592
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,955,646

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,987,364
Aggregate gross unrealized depreciation	(366,853)

Net unrealized appreciation	$10,620,511

Federal income tax cost of investments	$43,278,575

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.8%)
Hotels, Restaurants & Leisure (0.7%)
Ctrip.com International Ltd. (ADR)	5,690	$404,616

Household Durables (0.4%)
Sony Corp.	5,400	247,768

Media (0.7%)
Focus Media Holding Ltd. (ADR)*	4,900	405,034
Gemstar-TV Guide International, Inc.*	77	311

		405,345

Total Consumer Discretionary		1,057,729

Energy (0.2%)
Energy Equipment & Services (0.2%)
Cameron International Corp.*	1,940	101,850

Total Energy		101,850

Health Care (0.6%)
Health Care Technology (0.6%)
Cerner Corp.*	7,390	332,033

Total Health Care		332,033

Industrials (3.1%)
Commercial Services & Supplies (2.0%)
Manpower, Inc.	4,250	309,952
Monster Worldwide, Inc.*	11,185	552,651
Robert Half International, Inc.	5,600	227,920
SAIC, Inc.*	6,360	117,978

		1,208,501

Electrical Equipment (1.1%)
ABB Ltd. (Registered)	23,350	411,685
Energy Conversion Devices, Inc.*	6,700	230,815

		642,500

Total Industrials		1,851,001

Information Technology (85.9%)
Communications Equipment (15.0%)
Cisco Systems, Inc.*	84,355	2,242,999
Comverse Technology, Inc.*	12,990	251,357
Corning, Inc.*	85,365	1,779,007
Foundry Networks, Inc.*	13,300	192,451
Juniper Networks, Inc.*	10,000	181,200
Nokia Oyj (ADR)	25,390	561,119
Nortel Networks Corp.*	10,020	268,235
QUALCOMM, Inc.	38,385	1,445,579
Research In Motion Ltd.*	7,180	917,460
Sonus Networks, Inc.*	39,600	286,704
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	9,340	371,639
Telefonaktiebolaget LM Ericsson, Class B	92,000	363,112

		8,860,862

Computers & Peripherals (15.0%)
Apple Inc.*	28,608	2,452,564
Dell, Inc.*	19,400	470,450
EMC Corp.*	98,810	1,382,352
Hewlett-Packard Co.	49,530	2,143,658
Network Appliance, Inc.*	17,540	659,504
QLogic Corp.*	19,610	358,863
Seagate Technology	52,898	1,433,007

		8,900,398

Electronic Equipment & Instruments (3.1%)
Hon Hai Precision Industry Co., Ltd.	118,847	812,117
L-1 Identity Solutions, Inc.*	61,429	887,035
SunPower Corp., Class A*	2,580	114,294

		1,813,446

Internet Software & Services (9.0%)
Baidu.com (Sponsored ADR)*	830	$103,700
eBay, Inc.*	27,866	902,580
Google, Inc., Class A*	6,260	3,138,138
SINA Corp.*	11,450	409,567
Tencent Holdings Ltd.	175,000	680,140
Yahoo! Japan Corp.	250	93,419

		5,327,544

IT Services (5.0%)
Accenture Ltd., Class A	12,300	464,325
Automatic Data Processing, Inc.	8,050	384,146
BISYS Group, Inc.*	15,000	191,550
Cognizant Technology Solutions Corp., Class A*	3,830	326,661
DST Systems, Inc.*	6,730	474,330
First Data Corp.	14,400	357,984
Iron Mountain, Inc.*	7,650	214,047
Isilon Systems, Inc.*	250	5,773
MoneyGram International, Inc.	6,500	194,935
Western Union Co.	14,800	330,632

		2,944,383

Semiconductors & Semiconductor Equipment (20.6%)
Altera Corp.*	14,500	290,725
Applied Materials, Inc.	52,600	932,598
ASML Holding N.V. (N.Y. Shares)*	39,580	1,010,082
ASML Holding N.V.*	12,034	303,056
Broadcom Corp., Class A*	30,052	959,260
Chartered Semiconductor Manufacturing Ltd.*	367,000	334,385
FormFactor, Inc.*	3,680	149,592
Infineon Technologies AG*	29,630	422,375
Intel Corp.	19,400	406,624
KLA-Tencor Corp.	7,100	349,533
Lam Research Corp.*	17,250	790,223
Marvell Technology Group Ltd.*	27,460	502,243
Maxim Integrated Products, Inc.	36,050	1,110,340
NVIDIA Corp.*	9,980	305,887
Samsung Electronics Co., Ltd.	710	436,633
Semtech Corp.*	10,400	142,480
Silicon-On-Insulater Technologies*	10,352	302,937
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	104,312	1,138,044
Texas Instruments, Inc.	66,810	2,083,804
Trident Microsystems, Inc.*	10,900	227,483

		12,198,304

Software (18.2%)
Activision, Inc.*	42,070	716,452
Adobe Systems, Inc.*	45,478	1,767,730
Amdocs Ltd.*	36,161	1,254,063
Autodesk, Inc.*	11,960	522,891
Electronic Arts, Inc.*	10,900	545,000
Microsoft Corp.	82,195	2,536,538
Nintendo Co., Ltd .	4,920	1,448,016
Oracle Corp.*	10,800	185,328
Red Hat, Inc.*	43,940	998,756
Salesforce.com, Inc.*	12,770	559,709
THQ, Inc.*	8,900	269,670

		10,804,153

Total Information Technology		50,849,090

Materials (0.3%)
Chemicals (0.3%)
Monsanto Co.	3,820	210,444

Total Materials		210,444

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.5%)
Diversified Telecommunication Services (0.3%)
Level 3 Communications, Inc.*	29,650	$184,126

Wireless Telecommunication Services (2.2%)
China Mobile Ltd. (ADR)	11,387	525,510
NII Holdings, Inc.*	10,590	781,542

		1,307,052

Total Telecommunication Services		1,491,178

Total Common Stocks (94.4%) (Cost $49,848,439)		55,893,325

	Number of Warrants
WARRANTS:
Information Technology (1.6%)
Electronic Equipment & Instruments (0.7%)
Hon Hai Precision Industry Co., Ltd., expiring 11/17/10*	65,000	443,963

IT Services (0.9%)
Infosys Technologies Ltd., expiring 11/22/10*§(b)	6,400	325,651
Tata Consultancy Services Ltd.,expiring 9/12/09*§	3,225	186,731

		512,382

Total Information Technology		956,345

Total Warrants (1.6%) (Cost $835,302)		956,345

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $1,675,543)	$1,675,543	$1,675,543

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Option (0.3%)
Hewlett-Packard Co. January-08 @ $35.00* (Cost $113,775)	156	163,800

Total Investments (99.1%) (Cost/Amortized Cost $52,473,059)		58,689,013
Other Assets Less Liabilities (0.9%)		530,100

Net Assets (100%)		$59,219,113

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $512,382 or 0.87% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,791,428
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,980,326
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,755,133
Aggregate gross unrealized depreciation	(1,007,662)

Net unrealized appreciation	$4,747,471

Federal income tax cost of investments	$53,941,542

For the three months ended January 31, 2007, the Fund incurred approximately $163 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $256,832,500 of which $2,218,452 expires in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009, and $102,060 expires in the year 2010.

Included in the capital loss carryforward amounts are $256,778,552 of losses acquired from EGF Global Technology Fund and EGF Enterprise Technology fund as a result of tax-free reorganizations that occurred during the years ended 2002 and 2005, respectively. Capital loss carryforwards from EGF Global Technology fund are subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.4%)
Food Staples & Retailing (0.4%)
Longs Drug Stores Corp.	400	$17,200
Rite Aid Corp.*	3,700	22,792

Total Consumer Staples		39,992

Financials (0.0%)
Insurance (0.0%)
eHealth, Inc.*	100	2,204

Total Financials		2,204

Health Care (96.8%)
Biotechnology (21.2%)
Affymax, Inc.*	164	6,042
Alexion Pharmaceuticals, Inc.*	670	27,852
Altus Pharmaceuticals, Inc.*	300	5,466
Amgen, Inc.*	4,277	300,972
Amylin Pharmaceuticals, Inc.*	1,675	64,956
Applera Corp.- Celera Group*	3,595	57,017
Arena Pharmaceuticals, Inc.*	544	6,947
Array Biopharma, Inc.*	605	8,325
Biogen Idec, Inc.*	624	30,164
BioMarin Pharmaceuticals, Inc.*	1,425	26,990
Celgene Corp.*	1,178	63,235
Cephalon, Inc.*	1,423	103,039
Coley Pharmaceutical Group, Inc.*	104	1,041
Cubist Pharmaceuticals, Inc.*	907	16,689
CV Therapeutics, Inc.*	2,870	38,716
Cytokinetics, Inc.*	4,046	32,004
Encysive Pharmaceuticals, Inc.*	2,080	6,968
Genentech, Inc.*	1,156	101,000
Genzyme Corp.*	1,910	125,544
Gilead Sciences, Inc.*	3,815	245,381
Human Genome Sciences, Inc.*	5,547	65,344
Incyte Corp.*	3,398	25,247
InterMune, Inc.*	381	13,335
Keryx Biopharmaceuticals, Inc.*	561	6,401
MannKind Corp.*	857	14,192
Medarex, Inc.*	1,473	19,841
MedImmune, Inc.*	2,113	73,237
Millennium Pharmaceuticals, Inc.*	6,100	67,710
Myriad Genetics, Inc.*	335	11,973
NPS Pharmaceuticals, Inc.*	700	2,730
Onyx Pharmaceuticals, Inc.*	671	7,951
OSI Pharmaceuticals, Inc.*	208	7,076
Panacos Pharmaceuticals, Inc.*	1,996	7,804
PDL BioPharma, Inc.*	1,755	35,995
Pharmion Corp.*	1,150	36,628
Progenics Pharmaceuticals, Inc.*	829	24,845
Regeneron Pharmaceuticals, Inc.*	1,300	25,857
Theravance, Inc.*	1,450	49,764
United Therapeutics Corp.*	1,567	83,991
Vanda Pharmaceuticals, Inc.*	320	9,558
Vertex Pharmaceuticals, Inc.*	2,348	83,002
ZymoGenetics, Inc.*	5,903	94,153

		2,034,982

Health Care Distributors (3.9%)
Animal Health International, Inc.*	1,294	16,110
Cardinal Health, Inc.	2,375	169,622
McKesson Corp.	2,685	149,689
Profarma Distribuidora de Produtos Farmaceuticos S.A.*	800	13,928
PSS World Medical, Inc.*	1,183	23,684

		373,033

Health Care Equipment (15.3%)
Baxter International, Inc.	2,775	$137,806
Beckman Coulter, Inc.	1,000	64,520
Boston Scientific Corp.*	1,670	30,811
Conor Medsystems, Inc.*	710	23,586
Cytyc Corp.*	1,667	48,210
DexCom, Inc.*	1,733	15,424
Foxhollow Technologies, Inc.*	745	15,295
Hospira, Inc.*	1,317	48,439
Intuitive Surgical, Inc.*	240	23,618
Kyphon, Inc.*	580	27,138
Medtronic, Inc.	6,375	340,744
Mentor Corp.	613	31,257
Mindray Medical International Ltd. (ADR)*	1,050	25,515
NxStage Medical, Inc.*	1,737	15,477
Respironics, Inc.*	1,392	59,299
Smith & Nephew plc	2,720	30,494
St. Jude Medical, Inc.*	4,147	177,326
Stryker Corp.	1,790	110,873
Symmetry Medical, Inc.*	1,235	17,018
Thoratec Corp.*	1,672	30,113
Varian Medical Systems, Inc.*	1,916	88,385
Volcano Corp.*	980	18,953
Zimmer Holdings, Inc.*	1,030	86,747

		1,467,048

Health Care Facilities (1.0%)
Assisted Living Concepts, Inc.*	1,518	16,592
Kindred Healthcare, Inc.*	813	23,333
Manor Care, Inc.	650	34,606
Universal Health Services, Inc., Class B	325	18,827

		93,358

Health Care Services (3.6%)
Caremark Rx, Inc.	966	59,177
DaVita, Inc.*	987	53,890
Express Scripts, Inc.*	590	41,017
HMS Holdings Corp.*	1,522	29,649
Medco Health Solutions, Inc.*	1,595	94,440
Quest Diagnostics, Inc.	1,203	63,133

		341,306

Health Care Supplies (0.2%)
Cooper Cos., Inc.	344	16,409

Health Care Technology (0.9%)
Eclipsys Corp.*	1,104	21,638
IMS Health, Inc.	1,325	38,240
TriZetto Group, Inc.* .	658	13,647
Vital Images, Inc.*	488	16,372

		89,897

Life Sciences Tools & Services (3.8%)
Charles River Laboratories International, Inc.*	750	33,750
Ciphergen Biosystems, Inc.*	5,506	9,636
Exelixis, Inc.*	2,325	22,785
Illumina, Inc.*	565	23,080
Invitrogen Corp.*	818	50,086
MDS, Inc.	1,418	24,506
Millipore Corp.*	476	32,597
Parexel International Corp.*	360	11,790
Pharmaceutical Product Development, Inc.	1,650	56,925
Thermo Fisher Scientific, Inc.*	1,871	89,527
Varian, Inc.*	246	13,163

		367,845

Managed Health Care (5.2%)
Aetna, Inc.	1,243	52,405
Coventry Health Care, Inc.*	617	31,806

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Health Net, Inc.*	1,105	$53,825
UnitedHealth Group, Inc.	5,362	280,218
WellPoint, Inc.*	1,041	81,594

		499,848

Pharmaceuticals (41.7%)
Abbott Laboratories	6,515	345,295
Adolor Corp.*	1,713	11,974
Allergan, Inc.	767	89,517
Astellas Pharma, Inc.	2,200	93,304
AstraZeneca plc (Sponsored ADR)	2,087	116,768
AtheroGenics, Inc.*	1,100	12,980
Barr Pharmaceuticals, Inc.*	550	29,436
BioMimetic Therapeutics, Inc.*	1,510	23,254
Bristol-Myers Squibb Co.	8,190	235,790
Cadence Pharmaceuticals, Inc.*	721	8,818
Cardiome Pharma Corp.*	1,153	13,167
Cypress Bioscience, Inc.*	998	8,243
Daiichi Sankyo Co., Ltd.	3,700	102,778
Eisai Co., Ltd.	2,800	143,287
Elan Corp. plc (ADR)*	3,600	44,820
Eli Lilly & Co.	3,103	167,934
Endo Pharmaceuticals Holdings, Inc.*	1,052	32,317
Forest Laboratories, Inc.*	1,320	74,065
H. Lundbeck A/S	700	19,915
Ipsen	1,666	75,663
Johnson & Johnson	4,551	304,007
Matrixx Initiatives, Inc.*	618	10,413
Medicines Co.*	1,996	61,117
Merck & Co., Inc.	3,945	176,539
Merck KGaA	346	40,222
MGI Pharma, Inc.*	3,050	58,621
Novartis AG (ADR)	2,138	123,341
Novartis AG (Registered)	1,424	81,653
Oculus Innovative Sciences, Inc.*	400	3,068
Pfizer, Inc.	6,848	179,691
Pozen, Inc.*	470	7,948
Roche Holding AG	1,600	299,663
Sanofi-Aventis	1,288	112,891
Sanofi-Aventis (ADR)	2,670	117,694
Schering-Plough Corp.	8,730	218,250
Sepracor, Inc.*	259	14,779
Shionogi & Co., Ltd.	6,322	111,848
Shire plc (ADR)	1,556	98,775
Teva Pharmaceutical Industries Ltd. (ADR)	1,740	61,074
UCB S.A. (Brussels Exchange)	1,025	67,729
UCB S.A. (Frankfurt Exchange)	236	15,603
Warner Chilcott Ltd.*	1,561	23,181
Wyeth	3,146	155,444
Xenoport, Inc.*	320	7,629

		4,000,505

Total Health Care		9,284,231

Industrials (0.5%)
Industrial Conglomerates (0.5%)
Tyco International Ltd.	1,537	49,000

Total Industrials		49,000

Total Common Stocks (97.7%) (Cost $8,233,439)		9,375,427

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $262,427)	$262,427	262,427

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.1%)
Alexion Pharmaceuticals, Inc.	6	$2,220
May-07 @ $40.00*
AtheroGenics, Inc.	5	2,400
April-07 @ $12.50*
Conor Medsystems, Inc.	7	280
May-07 @ $30.00*
Triad Hospitals, Inc.
February-07 @ $40.00*	4	1,180

		6,080

Put Options (0.0%)
Nektar Therapeutics
May-07 @ $30.00*	30	4,050

Total Options Purchased (0.1%) (Cost $11,165)		10,130

Total Investments before Options Written (100.6%) (Cost/Amortized Cost $8,507,031)		9,647,984

OPTIONS WRITTEN:
Call Options (-0.0%)
Alexion Pharmaceuticals May-07 @ $50.00* (d) (Premiums Received $892)	(6)	(780)

Total Investments after Options Written (100.6%) (Cost/Amortized Cost $8,506,139)		9,647,204
Other Assets Less Liabilities (-0.6%)		(54,234)

Net Assets (100%)		$9,592,970

*	Non-income producing.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Options written for the three months ended January 31, 2007, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2006	19	$5,319
Options Written	205	20,651
Options Terminated in Closing Purchase Transactions	(218)	(25,078)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—January 31, 2007	6	$892

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,508,774
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,930,237

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments before options written based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,076,729
Aggregate gross unrealized depreciation	(197,328)

Net unrealized appreciation	$879,401

Federal income tax cost of investments	$8,768,583

For the three months ended January 31, 2007, the Fund incurred approximately $13 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.2%)
Asset Backed Securities (8.1%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.400%, 2/25/36 (l)	$197,366	$197,398
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.590%, 6/25/32 (l)	20,247	20,249
Series 02-BC4 A
5.610%, 7/25/32 (l)	5,075	5,088
Bank One Issuance Trust,
Series 03-A9 A9
3.860%, 6/15/11	500,000	488,498
Bear Stearns Asset Backed Securities, Inc.,
Series 01-3 A2
5.720%, 10/27/32 (l)	30,206	30,318
Series 02-2 A1
5.650%, 10/25/32 (l)	16,483	16,509
Series 03-2 A2
5.770%, 3/25/43 (l)	9,530	9,547
Capital Auto Receivables Asset Trust,
Series 04-2 A3
3.580%, 1/15/09	525,000	519,436
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 §(l)	7,912	7,894
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	150,000	147,853
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	176,978	175,170
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	250,000	242,397
Series 04-A4 A4
3.200%, 8/24/09	175,000	172,918
Series 06-A2 A2
4.850%, 2/10/11	475,000	471,093
Citibank Credit Card Master Trust I,
Series 98-2 A
6.050%, 1/15/10	600,000	604,257
Countrywide Asset-Backed Certificates,
Series 04-13 AV4
5.610%, 6/25/35 (l)	77,295	77,373
Series 05-BC5 3A1
5.420%, 1/25/36 (l)	66,599	66,604
Series 05-IM2 A1
5.460%, 1/25/36 (l)	6,696	6,696
Series 06-12 2A1
5.390%, 12/25/36 (l)	374,077	374,123
Series 06-3 2A1
5.390%, 6/25/36 (l)	274,458	274,507
Series 06-BC1 2A1
5.390%, 4/25/36 (l)	233,513	233,545
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.940%, 1/25/32 (l)	3,311	3,312
Daimler Chrysler Auto Trust,
Series 05-A A3
3.490%, 12/8/08	182,191	181,300
Series 05-B A3
4.040%, 9/8/09	355,909	353,474
Fieldstone Mortgage Investment Corp.,
Series 06-2 2A1
5.410%, 7/25/36 (l)	418,501	418,527
First Alliance Mortgage Loan Trust,
Series 99-4 A2
6.080%, 3/20/31 (l)	$8,672	$8,673
GSAA Home Equity Trust,
Series 06-5 2A1
5.390%, 3/25/36 (l)	312,442	311,898
GSAMP Trust,
Series 02-NC1 A2
5.640%, 7/25/32 (l)	274	278
Series 06-HE4 A2A
5.390%, 6/25/36 (l)	306,160	306,190
Home Equity Asset Trust,
Series 02-1 A4
5.620%, 11/25/32 (l)	257	257
MBNA Credit Card Master Note Trust,
Series 04-A4 A4
2.700%, 9/15/09	175,000	174,104
Series 06-A1 A1
4.900%, 7/15/11	475,000	472,021
MBNA Master Credit Card Trust,
Series 00-L A
6.500%, 4/15/10	220,000	222,151
Morgan Stanley ABS Capital I,
Series 06-HE5 A2A
5.390%, 8/25/36 (l)	418,778	418,753
Nissan Auto Receivables Owner Trust,
Series 06-C A3
5.440%, 4/15/10	675,000	676,621
Series 5-C A3
4.190%, 7/15/09	525,000	520,026
Quest Trust,
Series 04-X2 A1
5.880%, 6/25/34 §(l)	12,914	12,951
Renaissance Home Equity Loan Trust,
Series 03-2A
5.760%, 8/25/33 (l)	4,861	4,873
Series 03-3 A
5.820%, 12/25/33 (l)	13,466	13,565
Residential Asset Mortgage Products, Inc.,
Series 05-RZ4 A1
5.440%, 11/25/35 (l)	287,321	287,363
Residential Asset Securities Corp.,
Series 05-KS12 A1
5.410%, 1/25/36 (l)	169,598	169,622
Salomon Brothers Mortgage Securities VII, Inc.,
Series 02-CIT1 A
5.620%, 3/25/32 (l)	4,678	4,685
Saxon Asset Securities Trust,
Series 02-1 AV2
5.590%, 1/25/32 (l)	1,076	1,076
SLM Student Loan Trust,
Series 05-6 A5B
5.370%, 7/27/26 (l)	500,000	500,390
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.390%, 3/25/36 (l)	110,077	110,088
Structured Asset Investment Loan Trust,
Series 06-2 A1
5.380%, 4/25/36 (l)	198,383	198,391
Structured Asset Securities Corp.,
Series 02-HF1 A
5.610%, 1/25/33 (l)	19,390	19,439
Series 03-AL2 A
3.357%, 1/25/31 #§	88,172	80,642

		9,612,143

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Non-Agency CMO (11.1%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	$59,910	$59,125
Series 04-6 4A1
5.000%, 7/25/19	66,191	64,931
Banc of America Commercial Mortgage, Inc.,
Series 02-2 A3
5.118%, 7/11/43	530,000	523,049
Series 04-5 A3
4.561%, 11/10/41	100,000	96,488
Series 04-6 A3
4.512%, 12/10/42	100,000	96,159
Series 05-3 A3A
4.621%, 7/10/43	325,000	313,282
Banc of America Funding Corp.,
Series 06-A 1A1
4.620%, 2/20/36 (l)	89,893	88,405
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.785%, 6/25/31 (l)	6,672	6,628
Series 03-8 1A1
6.153%, 1/25/34 (l)	67,306	67,591
Series 03-8 2A1
4.782%, 1/25/34 (l)	54,787	54,064
Series 03-8 4A1
4.632%, 1/25/34 (l)	45,958	45,809
Series 05-10 A2
4.750%, 10/25/35 (l)	100,000	97,390
Bear Stearns Alt-A Trust,
Series 06-6 31A1
5.837%, 11/25/36 (l)	277,922	278,475
Series 06-6 32A1
5.836%, 11/25/36 (l)	278,567	278,449
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	74,988	77,735
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4
4.520%, 9/20/51 §	350,000	333,541
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	12,319	12,311
Series 03-J3 2A1
6.250%, 12/25/33	13,721	13,658
Series 06-4CB 2A3
5.500%, 4/25/36	498,239	495,619
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.824%, 10/19/32 (l)	22,090	22,024
Series 04-7 5A2
5.590%, 5/25/34 (l)	4,900	4,900
CS First Boston Mortgage Securities Corp.,
Series 02-CKS4 A2
5.183%, 11/15/36	415,000	409,802
Series 02-P1A A
5.745%, 3/25/32 §(l)	24,725	24,665
Series 98-C1 A1B
6.480%, 5/17/40	384,684	388,310
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	65,823	66,352
First Union National Bank Commercial Mortgage,
Series 00-C1 A2
7.841%, 5/17/32	$425,000	$450,586
Series 00-C2 A2
7.202%, 10/15/32	355,000	372,391
GE Electric Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	84,517	82,468
General Electric Capital Commercial Mortgage Corp.
Series 02-3A A2
4.996%, 12/10/37	430,000	422,283
Series 05-C1 A3
4.578%, 6/10/48	90,000	86,897
GMAC Commercial Mortgage Securities, Inc.,
Series 97-C1 E
7.080%, 7/15/29	380,000	386,725
Series 99-C1 A2
6.175%, 5/15/33	56,589	57,102
Series 99-C3 A2
7.179%, 8/15/36	73,565	75,846
Series 00-C2 A2
7.455%, 8/16/33	84,373	88,798
Series 00-C3 A2
6.957%, 9/15/35	745,000	781,362
Series 03-C2 A2
5.284%, 5/10/40 (l)	410,000	411,632
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB
4.619%, 8/10/42	105,000	100,867
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	101,424	101,937
Series 05-GG4 A4
4.761%, 7/10/39	150,000	142,629
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.059%, 8/25/34 (l)	146,498	143,594
Series 05-AR6 2A1
4.539%, 9/25/35 (l)	163,536	160,391
Homebanc Mortgage Trust,
Series 05-4 A1
5.590%, 10/25/35 (l)	264,752	265,144
Impac CMB Trust,
Series 03-8 2A1
6.220%, 10/25/33 (l)	45,465	45,491
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	360,000	365,889
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	103,691
Series 01-CIBC A3
6.260%, 3/15/33	129,257	132,443
Series 05-CB12 A4
4.895%, 9/12/37	325,000	311,652
LB Commercial Conduit Mortgage Trust,
Series 98-C1 A3
6.480%, 2/18/30	336,591	337,714
Series 98-C4 A1B
6.210%, 10/15/35	121,109	122,065
LB-UBS Commercial Mortgage Trust,
Series 01-C2 A2
6.653%, 11/15/27	325,000	339,543

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-C6 A4
5.372%, 9/15/39	$330,000	$326,439
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	65,238	64,346
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	19,831	19,581
Nationslink Funding Corp.,
Series 99-1 A2
6.316%, 1/20/31	126,518	127,676
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1 A2
7.520%, 12/18/09	75,000	78,447
Sequoia Mortgage Trust,
Series 10 2A1
5.700%, 10/20/27 (l)	90,134	90,184
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.640%, 10/25/35 (l)	234,152	235,036
Structured Asset Mortgage Investments, Inc.,
Series 06-AR3 12A1
5.540%, 5/25/36 (l)	93,020	93,096
Structured Asset Securities Corp.,
Series 01-21A 1A1
7.249%, 1/25/32 (l)	6,331	6,307
Wachovia Bank Commercial Mortgage Trust,
Series 05-C18 A4
4.935%, 4/15/42	90,000	86,587
Series 05-C19 A2
4.516%, 5/15/44	375,000	364,632
Series 06-C28 A2
5.500%, 10/15/48	375,000	375,577
Series 06-C29 A4
5.308%, 11/15/48	350,000	343,433
WAMU Mortgage Pass-through Certificate,
Series 02-AR2 A
5.608%, 2/27/34 (l)	38,513	38,506
Series 02-AR6 A
6.283%, 6/25/42 (l)	10,328	10,332
Series 02-AR10 A6
4.816%, 10/25/32 (l)	9,682	9,643
Series 03-R1 A1
5.590%, 12/25/27 (l)	918,391	918,069
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.475%, 7/25/34 (l)	172,969	167,289

		13,163,082

Total Asset-Backed and Mortgage-Backed Securities		22,775,225

Consumer Discretionary (1.2%)
Automobiles (0.6%)
DaimlerChrysler N.A. Holding Corp.
5.600%, 3/7/07 (l)	500,000	500,038
5.833%, 9/10/07 (l)	150,000	150,296
6.500%, 11/15/13	85,000	87,016

		737,350

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	47,912

Media (0.5%)
Comcast Cable Communications LLC
6.750%, 1/30/11	15,000	15,675
Comcast Cable Holdings LLC
7.125%, 2/15/28	$10,000	$10,734
Comcast Corp.
6.500%, 1/15/17	100,000	104,660
7.050%, 3/15/33	105,000	113,666
6.500%, 11/15/35	25,000	25,307
Historic TW, Inc.
9.150%, 2/1/23	10,000	12,490
6.625%, 5/15/29	82,000	82,945
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,128
News America, Inc.
7.280%, 6/30/28	25,000	26,995
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	22,018
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,216
6.875%, 5/1/12	100,000	105,718
7.625%, 4/15/31	30,000	33,627

		570,179

Multiline Retail (0.0%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	9,934
May Department Stores Co.
6.650%, 7/15/24	5,000	4,944

		14,878

Total Consumer Discretionary		1,370,319

Energy (0.8%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	75,000	74,944
7.600%, 8/15/96	25,000	28,433
Transocean, Inc.
5.566%, 9/5/08 (l)	300,000	300,238

		403,615

Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	175,000	173,387
ConocoPhillips
5.360%, 4/11/07 (l)	200,000	200,009
7.000%, 3/30/29	20,000	22,300
El Paso Corp.
7.750%, 1/15/32	500	534
EnCana Holdings Finance Corp.
5.800%, 5/1/14	75,000	75,238
Pemex Project Funding Master Trust
9.125%, 10/13/10	20,000	22,330
8.000%, 11/15/11	50,000	54,500
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	50,160	48,964

		597,262

Total Energy		1,000,877

Financials (12.5%)
Capital Markets (1.6%)
Bank of New York Co., Inc.
3.750%, 2/15/08	75,000	73,686
Goldman Sachs Group, Inc.
5.406%, 12/23/08 (l)	100,000	100,003
5.456%, 6/23/09 (l)	500,000	500,351
Lehman Brothers Holdings, Inc.
5.750%, 7/18/11	100,000	101,550
Merrill Lynch & Co., Inc.
5.464%, 8/14/09 (l)	300,000	300,157
Morgan Stanley
5.400%, 3/7/08 (l)	550,000	550,378

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
5.050%, 1/21/11		$125,000	$123,656
5.625%, 1/9/12		100,000	101,040
5.300%, 3/1/13		20,000	19,915

			1,870,736

Commercial Banks (5.8%)
BAC Capital Trust XI
6.625%, 5/23/36		25,000	26,654
Bank One Corp.
2.625%, 6/30/08		25,000	24,093
Barclays Bank plc/New York
5.37%, 3/13/09 (l)		830,000	830,363
Charter One Bank N.A.
5.410%, 4/24/09 (l)		300,000	300,222
Countrywide Bank N.A.
5.32%, 4/25/07		400,000	400,005
Fortis Bank S.A./New York
5.27%, 4/28/08 (l)		400,000	399,991
HBOS Treasury Services plc
3.600%, 8/15/07 §		20,000	19,806
3.500%, 11/30/07 §		40,000	39,385
5.000%, 11/21/11 §		435,000	430,550
HSBC Bank USA N.A.
3.87%, 6/7/07		125,000	124,316
4.625%, 4/1/14		30,000	28,408
HSBC Capital Funding LP/ Jersey Channel Islands
10.176%, 12/31/49 §(l)		150,000	218,825
HSBC Holdings plc
5.375%, 12/20/12	EUR	90,000	122,780
Landwirtschaftliche Rentenbank
6.500%, 9/30/08	JPY	14,000,000	115,684
National Australia Bank Ltd.
5.393%, 9/11/09 §(l)		$300,000	300,112
National Westminster Bank plc/ United Kingdom
7.375%, 10/1/09		25,000	26,181
Nordea Bank Finland plc/New York
5.31%, 5/28/08 (l)		400,000	400,025
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		110,000	107,128
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)		80,000	77,228
Rabobank Nederland
5.360%, 4/6/09 §(l)		900,000	900,250
Royal Bank of Scotland/New York
5.26%, 7/3/08 (l)		200,000	199,900
Royal Bank of Scotland plc
5.370%, 4/11/08 §(l)		200,000	200,158
5.760%, 7/6/12 (l)		100,000	100,074
Santander U.S. Debt S. A. UNI
5.426%, 11/20/09 §(l)		200,000	200,015
Societe Generale/New York
5.27%, 6/30/08 (l)		100,000	99,990
SunTrust Banks, Inc.
3.625%, 10/15/07		80,000	79,003
4.000%, 10/15/08		15,000	14,644
SunTrust Capital VIII
6.100%, 12/1/66		50,000	48,559
U.S. Bancorp
3.950%, 8/23/07		15,000	14,883
Unicredito Italiano Bank plc/New York
5.35%, 5/6/08 (l)		400,000	399,886
Wachovia Bank N.A.
5.406%, 3/23/09 (l)		300,000	300,063
Wells Fargo & Co.
4.625%, 8/9/10		$310,000	$303,103
4.875%, 1/12/11		60,000	59,175

			6,911,459

Consumer Finance (0.8%)
Ford Motor Credit Co.
5.560%, 3/13/07 (l)		400,000	397,984
GMAC LLC
6.225%, 3/20/07 (l)		550,000	550,047

			948,031

Diversified Financial Services (3.9%)
Bank of America Corp.
6.250%, 4/1/08		15,000	15,106
4.500%, 8/1/10		235,000	229,301
Bank of America N.A.
5.361%, 12/18/08 (l)		500,000	499,819
CIT Group, Inc.
7.750%, 4/2/12		125,000	137,440
Citigroup Global Markets Holdings, Inc.
5.461%, 3/17/09 (l)		500,000	500,451
Citigroup, Inc.
3.500%, 2/1/08		45,000	44,200
3.625%, 2/9/09		40,000	38,798
4.125%, 2/22/10		525,000	508,894
6.875%, 2/15/98		25,000	27,359
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,877
5.410%, 1/15/08 (l)		250,000	250,231
5.360%, 10/24/08 (l)		100,000	100,037
5.460%, 6/15/09 (l)		300,000	300,647
4.125%, 9/1/09		810,000	788,878
5.434%, 5/10/10 (l)		200,000	200,249
5.000%, 11/15/11		335,000	331,068
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	25,147
3.625%, 5/1/08		205,000	200,346
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,751
Nationwide Building Society
3.500%, 7/31/07 §		50,000	49,528
4.250%, 2/1/10 §		90,000	86,962
Pemex Finance Ltd.
9.030%, 2/15/11#		85,000	90,520
Racers,
Series 97-R-8-3
5.674%, 8/15/07 †(b)(l)		100,000	100,579
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,583
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	31,795

			4,625,566

Insurance (0.4%)
ASIF Global Financing XXIII
3.900%, 10/22/08 §		45,000	43,965
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,853
3.375%, 10/15/08		25,000	24,214
4.125%, 1/15/10		150,000	145,478
MetLife, Inc.
6.400%, 12/15/36 (l)		125,000	125,236
Metropolitan Life Global Funding I
3.375%, 10/5/07 §		25,000	24,534
Travelers Property Casualty Corp.
5.000%, 3/15/13		65,000	63,154

			446,434

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		$75,000	$78,952

Total Financials			14,881,178

Government Securities (73.0%)
Agency ABS (0.9%)
Small Business Administration Participation Certificates,
Series 03-20I 1
5.130%, 9/1/23		80,253	79,479
Series 04-20C 1
4.340%, 3/1/24		587,884	556,085
Series 05-20B 1
4.625%, 2/1/25		453,019	434,020

			1,069,584

Agency CMO (5.0%)
Federal Home Loan Mortgage Corp.
4.500%, 1/15/16		247,252	243,022
5.000%, 12/15/17		60,000	58,485
5.000%, 2/15/18		390,000	377,707
4.500%, 4/15/25		232,118	230,143
6.500%, 4/15/29		148,378	151,501
5.500%, 5/15/29		1,146,659	1,142,919
5.670%, 12/15/29 (l)		36,681	36,813
5.500%, 1/15/31		81,922	82,011
5.500%, 4/15/35		93,794	94,148
5.500%, 5/15/35		434,207	435,602
5.000%, 8/1/35 IO		439,853	107,315
5.500%, 8/1/35 IO		571,935	138,610
Pass-Though Trust
6.500%, 7/25/43		72,137	73,359
Federal National Mortgage Association
5.000%, 3/25/18		30,000	28,925
5.500%, 5/25/27		403,204	402,747
6.000%, 8/25/28		64,028	64,143
5.310%, 8/25/33		100,000	98,721
5.500%, 12/25/33		71,176	70,997
5.500%, 1/25/34		81,460	81,162
6.500%, 7/25/34		41,146	41,934
5.500%, 2/25/35		72,087	72,245
5.000%, 6/1/35 IO		687,361	167,883
5.570%, 7/25/35 (l)		197,341	197,279
5.500%, 8/25/35		728,364	728,141
5.500%, 1/25/36 IO		642,852	158,149
5.500%, 8/1/36		490,517	482,432
Government National Mortgage Association
6.500%, 6/20/32		134,597	137,719

			5,904,112

Foreign Governments (4.4%)
Bundesobligation
4.000%, 2/16/07	EUR	2,565,000	3,333,539
Federative Republic of Brazil
7.125%, 1/20/37		$33,000	34,452
11.000%, 8/17/40		195,000	255,567
Hong Kong Government International Bond
5.125%, 8/1/14 §		350,000	346,379
Israel Government AID Bond
5.500%, 4/26/24		50,000	51,321
5.500%, 9/18/33		40,000	41,103
Republic of Italy
3.800%, 3/27/08	JPY	38,000,000	325,166
Republic of Panama
9.625%, 2/8/11		$113,000	129,385
Republic of Peru
9.125%, 1/15/08		230,000	236,900
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	53,397
Ukraine Government International Bond		$18,672	18,771
11.000%, 3/15/07 (m)
United Mexican States
6.060%, 1/13/09 (l)		30,000	30,285
10.375%, 2/17/09		53,000	58,115
8.000%, 9/24/22		55,000	65,862
8.300%, 8/15/31		23,000	28,980
7.500%, 4/8/33		10,000	11,600
6.750%, 9/27/34		148,000	156,880

			5,177,702

Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		70,000	79,978
Series A-2
7.900%, 6/1/42 (l)		30,000	36,589
New York City Municipal Water Finance Authority
Series 1105
6.500%, 6/15/34 §(l)		10,000	10,986
Series A
5.000%, 6/15/35		75,000	77,849
Tobacco Settlement Authority of Iowa,
Series B
5.600%, 6/1/35		50,000	53,751
Tobacco Settlement Financing Corp./ New Jersey
6.000%, 6/1/37		65,000	71,598
6.250%, 6/1/43		90,000	101,743

			432,494

U.S. Government Agencies (59.7%)
Federal Home Loan Bank
4.000%, 2/1/08		560,000	553,117
4.625%, 9/11/20		2,400,000	2,250,699
Federal Home Loan Mortgage Corp.
4.625%, 5/28/13		75,000	72,101
5.500%, 2/1/14		57,226	57,072
6.000%, 1/1/17		31,656	32,052
6.500%, 1/1/17		118,190	120,810
6.000%, 2/1/17		27,879	28,229
4.500%, 3/1/20		83,672	80,266
4.500%, 4/1/20		80,489	77,212
4.500%, 5/1/20		88,703	85,092
4.500%, 8/1/20		164,344	157,775
6.500%, 7/1/29		37,010	37,932
7.372%, 11/1/31 (l)		4,370	4,407
5.500%, 5/1/33		398,389	393,070
5.000%, 4/1/34		321,834	309,709
5.500%, 7/1/35		74,374	73,246
4.795%, 9/1/35 (l)		812,176	803,576
Federal National Mortgage Association
5.390%, 12/1/11		88,483	88,225
5.250%, 8/1/12		140,000	139,769
4.625%, 5/1/13		300,000	288,859
5.125%, 1/2/14		125,000	123,812
5.500%, 6/1/17		4,826	4,816
7.000%, 11/1/17		25,379	26,085
5.000%, 8/1/18		68,432	67,084
4.500%, 10/1/18		54,328	52,228
5.000%, 11/1/18		156,613	153,527
5.000%, 2/1/19		21,252	20,833
6.000%, 2/1/19		329,392	333,237
5.000%, 5/1/19		463,991	454,959
4.000%, 6/1/19		548,931	513,835
5.000%, 8/1/19		584,495	572,273

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 8/1/19	$96,495	$96,182
6.000%, 8/1/19	483,771	489,417
5.000%, 11/1/19	529,438	518,368
5.500%, 11/1/19	29,971	29,874
5.000%, 1/1/20	242,611	237,538
5.500%, 6/1/20	1,042,379	1,039,857
5.000%, 1/1/21	659,011	644,916
6.000%, 1/1/21	25,882	26,199
5.000%, 2/1/21	188,659	184,617
6.000%, 4/1/21	969,048	981,163
6.000%, 6/1/21	308,459	311,927
5.500%, 7/1/21	282,302	281,105
6.000%, 7/1/21	265,677	268,664
7.000%, 9/1/31	20,526	21,135
7.000%, 1/1/32	870	896
6.500%, 2/1/32	55,875	57,175
7.000%, 5/1/32	10,797	11,106
6.000%, 12/1/32	842,963	848,787
5.527%, 3/1/33 (l)	115,440	116,313
5.139%, 4/1/33 (l)	13,001	12,951
5.500%, 4/1/33	129,836	128,029
5.500%, 12/1/33	932,754	919,772
5.500%, 2/1/34	514,078	506,591
6.000%, 2/1/34	456,401	459,203
5.500%, 3/1/34	539,343	531,488
5.500%, 4/1/34	1,273,664	1,255,897
5.500%, 5/1/34	384,322	378,725
6.500%, 5/1/34	136,101	139,268
5.500%, 7/1/34	356,095	350,909
5.500%, 8/1/34	789,350	777,855
6.000%, 8/1/34	185,350	186,488
5.500%, 9/1/34	1,325,747	1,306,439
5.500%, 11/1/34	4,258,397	4,196,380
5.500%, 1/1/35	1,488,697	1,467,016
5.500%, 2/1/35	7,890,154	7,776,682
5.000%, 11/1/35	361,304	346,888
5.000%, 3/1/36	1,496,093	1,436,398
5.500%, 6/1/36	2,899,292	2,851,504
5.500%, 8/1/36	994,832	978,434
7.198%, 12/1/40 (l)	10,648	10,799
5.000%, 2/25/22 TBA	1,100,000	1,075,938
5.500%, 2/25/22 TBA	2,300,000	2,289,937
5.000%, 2/25/37 TBA	1,600,000	1,535,000
5.500%, 2/25/37 TBA	2,300,000	2,261,907
6.000%, 2/25/37 TBA	15,000,000	15,051,570
6.500%, 2/25/37 TBA	3,900,000	3,964,592
4.500%, 3/25/37 TBA	200,000	186,188
Government National Mortgage Association
5.125%, 1/20/16 (l)	16,351	16,337
5.750%, 9/20/21 (l)	29,791	30,055
5.125%, 11/20/22 (l)	7,254	7,353
5.375%, 4/20/27 (l)	16,779	16,896
5.750%, 7/20/27 (l)	19,596	19,779
5.500%, 12/15/28	5,254	5,214
6.000%, 2/15/29	130,483	132,049
7.500%, 5/15/30	31,973	33,374
7.500%, 7/15/30	23,013	24,021
7.000%, 9/15/31	14,178	14,669
7.500%, 9/15/31	8,313	8,676
5.500%, 1/15/32	151,872	150,507
6.000%, 2/15/32	27,837	28,147
7.000%, 5/15/32	20,288	20,981
6.000%, 9/15/32	120,487	121,829
5.500%, 1/15/33	157,908	156,482
5.500%, 2/15/33	48,477	48,039
5.500%, 7/15/33	58,129	57,604
5.500%, 12/15/33	275,903	273,412
5.500%, 1/15/34	931,805	923,137
6.000%, 1/15/34	$65,268	$65,936
5.500%, 2/15/34	421,158	417,240
5.500%, 2/15/36	73,531	72,791
5.500%, 4/15/36	69,114	68,418
5.500%, 5/15/36	1,296,679	1,283,623
Resolution Funding STRIPS
(Zero Coupon), 7/15/18	25,000	14,025
(Zero Coupon), 10/15/18	25,000	13,839
Small Business Administration
4.524%, 2/10/13	100,893	96,480
4.504%, 2/1/14	264,616	253,463
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	130,000	128,187

		71,026,557

U.S. Treasuries (2.6%)
U.S. Treasury Bonds
6.125%, 8/15/29	900,000	1,036,547
4.500%, 2/15/36	25,000	23,367
Inflation Indexed
2.375%, 1/15/25	213,858	212,521
2.000%, 1/15/26	1,000,287	938,042
2.375%, 1/15/27	164,873	164,017
U.S. Treasury Notes
3.500%, 12/15/09	200,000	192,812
4.625%, 11/15/16	85,000	83,685
Inflation Indexed
2.000%, 7/15/14	374,252	363,946
U.S. Treasury STRIPS 11/15/27 PO	375,000	133,240

		3,148,177

Total Government Securities		86,758,626

Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	75,000	74,523
Merck & Co., Inc.
6.400%, 3/1/28	25,000	26,371

Total Health Care		100,894

Industrials (0.3%)
Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 9/15/09	340,000	352,750
United Air Lines, Inc.,
Series 01-1
6.602%, 9/1/13	1,890	1,916

		354,666

Industrial Conglomerates (0.0%)
Tyco International Group S.A.
6.375%, 10/15/11	35,000	36,735

Total Industrials		391,401

Materials (0.1%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.375%, 8/1/08	129,000	126,574

Total Materials		126,574

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
8.000%, 11/15/31	22,000	27,287
AT&T, Inc.
4.214%, 6/5/07 §	50,000	49,985
4.125%, 9/15/09	174,000	168,824

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
BellSouth Corp.
5.474%, 8/15/08 (l)		$100,000	$100,072
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	81,000	122,337
8.250%, 6/15/30		$70,000	85,532
France Telecom S.A.
6.750%, 3/14/08 (m)	EUR	120,000	160,091
New England Telephone & Telegraph
7.875%, 11/15/29		$5,000	5,509
Qwest Corp.
7.625%, 6/15/15		110,000	117,837
Sprint Capital Corp.
8.750%, 3/15/32		35,000	41,555
Telecom Italia Capital S.A.
6.000%, 9/30/34		80,000	71,111
7.200%, 7/18/36		75,000	76,620
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		75,000	77,591
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	11,300

			1,115,651

Wireless Telecommunication Services (0.4%)
Cingular Wireless LLC
6.500%, 12/15/11		60,000	62,659
Nextel Communications, Inc.,
Series D
7.375%, 8/1/15		50,000	51,243
Sprint Nextel Corp.
6.000%, 12/1/16		50,000	48,609
Vodafone Group plc
5.454%, 12/28/07 (l)		245,000	245,139
7.750%, 2/15/10		65,000	69,038

			476,688

Total Telecommunication Services			1,592,339

Utilities (1.1%)
Electric Utilities (0.6%)
AEP Texas Central Co.
6.650%, 2/15/33		115,000	121,256
Appalachian Power Co.
3.600%, 5/15/08		65,000	63,493
Dayton Power & Light Co.
5.125%, 10/1/13		50,000	48,843
Florida Power & Light Co.
4.950%, 6/1/35		75,000	66,132
Nevada Power Co., Series L
5.875%, 1/15/15		100,000	99,501
Niagara Mohawk Power Corp.
7.750%, 10/1/08		100,000	103,377
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	93,083
Progress Energy, Inc.
7.100%, 3/1/11		31,000	32,881
Public Service Electric & Gas Co.
5.250%, 7/1/35		25,000	22,756
Scottish Power plc
4.910%, 3/15/10		125,000	122,687

			774,009

Gas Utilities (0.1%)
CenterPoint Energy, Inc.
7.875%, 4/1/13		65,000	71,806
Consolidated Natural Gas Co.
5.000%, 3/1/14		25,000	24,029

			95,835

Multi-Utilities (0.4%)
Dominion Resources, Inc.
5.663%, 9/28/07 (l)		$200,000	$200,077
5.125%, 12/15/09		25,000	24,800
Ipalco Enterprises, Inc.
8.375%, 11/14/08		100,000	103,250
PSEG Energy Holdings LLC
8.500%, 6/15/11		50,000	53,375
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	39,901

			421,403

Total Utilities			1,291,247

Total Long-Term Debt Securities (109.6%) (Cost $131,335,550)			130,288,680

	Number of Shares
COMMON STOCKS:
Utilities (0.0%)
Independent Power Producers & Energy Traders
Dynegy, Inc., Class A* (Cost $—)		48	338

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.1%)
Bank of America Corp.
5.21%, 3/19/07 (p)		$1,300,000	1,291,216

Government Securities (4.1%)
Federal National Mortgage Association
5.11%, 4/25/07 (o)		4,000,000	3,952,876
German Treasury Bills
3.19%, 2/14/07	EUR	560,000	726,790
U.S. Treasury Bills
4.68%, 3/15/07#		$195,000	193,892

Total Government Securities			4,873,558

Time Deposit (5.9%)
JPMorgan Chase Nassau
4.73%, 2/1/07		7,098,842	7,098,842

Total Short Term Investments (11.1%) (Cost/Amortized Cost $13,275,776)			13,263,616

	Number of Contracts
OPTIONS PURCHASED:
Put Options (0.0%)
EuroDollar Futures
September-07 @ $90.75*		44	275
September-07 @ $91.00*		42	263
December-07 @ $91.50*		10	63
December-07 @ $92.00*		50	312
December-07 @ $92.25*		24	150
U.S. 10 Year Treasury Note Futures
May-07 @ $105.00*		9	2,812

Total Options Purchased (0.0%) (Cost $5,578)			3,875

Total Investments before Securities Sold Short (120.7%) (Cost/Amortized Cost $144,616,904)			143,556,509

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-0.2%)
Federal Home Loan Mortgage Corp. 5.000%, 2/15/37 TBA (Proceeds received $290,625)	$(300,000)	$(288,094)

Total Investments after Securities Sold Short (120.5%) (Cost/Amortized Cost $144,326,279)		143,268,415
Other Assets Less Liabilities (-20.5%)		(24,376,759)

Net Assets (100%)		$118,891,656

*	Non-income producing.

†	Securities (totaling $100,579 or 0.1% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $3,667,787 or 3.09% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of January 31, 2007.

(m)	Regulation S. Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of January 31, 2007.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery.

At January 31, 2007 the Fund had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 1/31/07	Unrealized Appreciation/ (Depreciation)
British Pound Sterling	21	December-07	$4,866,421	$4,840,161	$(26,260)
EURODollar	59	March-07	13,994,800	13,957,925	(36,875)
EURODollar	28	June-07	6,630,138	6,625,850	(4,288)
EURODollar	30	September-07	7,094,062	7,105,875	11,813
EURODollar	93	December-07	22,069,850	22,049,138	(20,712)
EURODollar	88	March-08	20,890,463	20,875,800	(14,663)
U.S. Treasury Bonds	71	March-07	8,088,246	7,818,875	(269,371)
U.S. Treasury Notes	11	March-07	1,174,837	1,174,250	(587)

					$(360,943)

Sales
U.S. 5 Year Treasury Notes	66	March-07	6,974,651	6,899,063	75,588

					$(285,355)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

At January 31, 2007 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real, expiring 5/3/07	110	$50,000	$51,005	$1,005
Brazilian Real, expiring 5/3/07	153	70,000	71,260	1,260
Brazilian Real, expiring 5/3/07	154	70,000	71,374	1,374
Chilean Peso, expiring 6/19/07	5,417	10,274	9,956	(318)
Chilean Peso, expiring 11/05/07	42,109	77,849	77,461	(388)
Chinese Yuan, expiring 3/16/07	154	20,000	19,984	(16)
Chinese Yuan, expiring 3/19/07	154	20,000	20,001	1
Chinese Yuan, expiring 3/20/07	154	20,000	20,006	6
Chinese Yuan, expiring 3/20/07	3,899	500,000	505,203	5,203
Indonesian Rupiah, expiring 2/28/07	177,600	18,964	19,516	552
Indian Rupee, expiring 3/30/07	451	9,722	10,153	431
Japanese Yen, expiring 2/15/07	2,938	25,174	24,329	(845)
Korean Won, expiring 2/6/07	36,900	40,000	39,195	(805)
Korean Won, expiring 2/6/07	55,146	60,000	58,576	(1,424)
Korean Won, expiring 2/6/07	55,725	60,000	59,191	(809)
Korean Won, expiring 3/21/07	37,120	38,975	39,459	484
Korean Won, expiring 5/7/07	147,771	157,438	157,217	(221)
Polish Zloty, expiring 4/18/07	53	17,851	17,778	(73)
Polish Zloty, expiring 4/18/07	39	12,955	12,902	(53)
Polish Zloty, expiring 4/18/07	114	40,000	38,087	(1,913)
Polish Zloty, expiring 4/18/07	172	60,000	57,150	(2,850)
Polish Zloty, expiring 4/18/07	174	60,000	57,881	(2,119)
Russian Rubles, expiring 3/15/07	1,312	50,000	49,511	(489)
Russian Rubles, expiring 3/15/07	1,841	70,000	69,474	(526)
Russian Rubles, expiring 3/15/07	1,847	70,000	69,685	(315)
Russian Rubles, expiring 9/19/07	312	11,935	11,782	(153)
Russian Rubles, expiring 9/19/07	312	11,925	11,782	(143)
Singapore Dollars, expiring 4/18/07	61	40,000	39,997	(3)
Singapore Dollars, expiring 4/18/07	92	60,000	59,920	(80)
Singapore Dollars, expiring 4/18/07	92	60,000	60,269	269
Singapore Dollars, expiring 4/30/07	16	10,208	10,200	(8)
Taiwan Dollar, expiring 2/22/07	311	9,709	9,443	(266)
South African Rand, expiring 5/16/07	71	10,000	9,673	(327)
South African Rand, expiring 5/16/07	71	10,000	9,737	(263)
South African Rand, expiring 5/16/07	142	20,000	19,328	(672)
South African Rand, expiring 6/13/07	148	20,624	20,119	(505)

				$(4,999)

Foreign Currency Sell Contracts
Chinese Yuan, expiring 3/16/07	4,096	$530,000	$530,394	$(394)
British Pound, expiring 2/22/07	55	106,445	107,657	(1,212)
European Union, expiring 2/27/07	3,635	4,720,418	4,728,650	(8,232)
Japanese Yen, expiring 2/15/07	53,242	450,000	440,893	9,107
Japanese Yen, expiring 2/15/07	53,242	450,000	440,893	9,107
Japanese Yen, expiring 2/15/07	4,374	36,003	36,220	(217)
Korean Won, expiring 2/6/07	147,771	157,169	156,963	206

				$8,365

				$3,366

Options written for the three months ended January 31, 2007, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2006	6	$1,405
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(6)	(1,405)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—January 31, 2007	—	$—

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,337,518
U.S. Government securities	16,572,076

$95,909,594

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$60,645,963
U.S. Government securities	18,376,633

$79,022,596

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments before securities sold short based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$605,485
Aggregate gross unrealized depreciation	(1,766,283)

Net unrealized depreciation	$(1,160,798)

Federal income tax cost of investments	$144,717,307

The Fund has a net capital loss carryforward of $1,366,366 of which $162,423 expires in the year 2013 and $1,203,943 expires in the year 2014.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with seven diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund, AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A, Class B, Class C, Class P, and Class Y with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate-Plus Allocation Fund — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

AXA Enterprise Multimanager Growth Fund (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by AllianceBernstein, Institutional Capital LLC and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by AllianceBernstein, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by AllianceBernstein, JPMorgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Financial Management, Inc. and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)    market value of investment securities, other assets and liabilities—at the valuation date.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

(ii)    purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the three months ended January 31, 2007, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss. For the three months ended January 31, 2007, the Funds did not enter into repurchase agreements.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. Among other purposes, the Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2007.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or maturity.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at January 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Subsequent Events

On December 7, 2006, the Trust’s Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) under which the AXA Enterprise Multimanager Health Care Fund (“Fund”) will liquidate and terminate due to the inability to attract a sufficient number of investors in the Fund and maintain its assets at an economically viable level. It is expected that the liquidation will take place in the second quarter 2007. In anticipation of the liquidation, the Fund was closed to new investments, effective on Monday, January 8, 2007.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2007 (Unaudited)

On December 28, 2006, Board of Trustees of the Trust approved, an Agreement and Plan of Reorganization (“Reorganization Agreement”), which must be approved by shareholders of certain Funds of the Trust (“AXA Multimanager Funds”). The Reorganization Agreement provides for the reorganization of each AXA Multimanager Fund into a corresponding Goldman Sachs Fund as set forth below (collectively, the “Reorganizations”):

AXA Enterprise Multimanager Funds	Goldman Sachs Fund
AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio
AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio
AXA Enterprise Moderate Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio
AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio
AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund
AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund
AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

Pending shareholder approval, it is anticipated that the effective date of the Reorganizations will occur in the second quarter of 2007.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 30, 2007

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
March 30, 2007